                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21187

                         PIMCO Municipal Income Fund III
               (Exact name of registrant as specified in charter)

              1345 Avenue of the Americas, New York, New York 10105
               (Address of principal executive offices) (Zip code)

  Lawrence G. Altadonna - 1345 Avenue of the Americas, New York, New York 10105
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-739-3371

Date of fiscal year end: September 30, 2007

Date of reporting period: March 31, 2007

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may
use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget
("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW,
Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

Item 1.    Report to shareholders

PIMCO Municipal Income Fund III
PIMCO California Municipal Income Fund III
PIMCO New York Municipal Income Fund III
Semi-Annual Report
March 31, 2007

Contents

Letter to Shareholders	1
Performance & Statistics	2-4
Schedules of Investments	5-24
Statements of Assets and Liabilities	25
Statements of Operations	26
Statements of Changes in Net Assets	28-29
Statements of Cash Flows	30-32
Notes to Financial Statements	33-40
Financial Highlights	42-47
Annual Shareholder Meeting Results/ Corporate Changes	48

PIMCO Municipal Income Funds III Letter to Shareholders

May 1, 2007

Dear Shareholder:

We are pleased to provide you with the semi-annual report for PIMCO Municipal Income Fund III, PIMCO California Municipal Income Fund III and PIMCO New York Municipal Income Fund III (the ‘‘Funds’’) for the six-month period ended March 31, 2007.

The US bond market delivered stable, positive returns in the period as economic growth moderated and a correction in the US housing market caused some weakness for bonds. The Lehman Municipal Bond Index returned 1.93% for the period, providing a competitive return on a tax-adjusted basis to the broad market return of 2.76% logged by the Lehman Aggregate Bond Index. The Federal Reserve (the ‘‘Fed’’) left the Federal Funds rate unchanged at 5.25% through the period as inflation levels continued to track somewhat higher than the central bank’s stated comfort level.

For specific information on the Funds and their performance during the reporting period, please review the following pages. If you have any questions regarding the information provided, we encourage you to contact your financial advisor or call the Funds’ shareholder servicing agent at (800) 331-1710. You will also find a wide range of information and resources on our Web site, www.allianzinvestors.com/closedendfunds.

Together with Allianz Global Investors Fund Management LLC, the Funds’ investment manager, and Pacific Investment Management Company LLC, the Funds’ sub-adviser, we thank you for investing with us.

We remain dedicated to serving your investment needs.

Sincerely,

Hans W. Kertess

Chairman

Brian S. Shlissel

President & Chief Executive Officer

3.31.07 | PIMCO Municipal Income Funds III Semi-Annual Report 1

PIMCO Municipal Income Fund III
Performance & Statistics
March 31, 2007 (unaudited)

•	For the 6 months ended March 31, 2007, PIMCO Municipal Income Fund III returned 4.21% on net asset value and 5.80% on market price, compared with 2.27% and 4.90%, respectively, for the Lipper Analytical General Municipal Debt Funds (Leveraged) average.

•	Municipal bond issuance increased almost 13% from the previous six-month’s levels. For the six-month period, supply totaled $228 Billion.

•	The municipal yield curve was mixed over the six-month period: 10-year and 20-year AAA General Obligation bonds increased by 9 basis points and 1 basis point, respectively. 30-year maturity AAA General Obligation yields declined by –5 basis points.

•	Municipal yield curve flattened with the 2-30 year spread declining from 72 basis points to 58 basis points. The 10-year muni/Treasury ratio ended the period at 81% while the 30-year ratio was at 85%.

•	Long municipals outperformed long Treasuries and the taxable debt sector; for the six-month period, the Lehman Long Municipal Bond Index returned +2.57%, while the Long Government/Credit and the Long Lehman Treasury Indices returned +2.04% and +1.54% respectively.

•	Hedging strategies were positive for performance.

•	Tobacco securitization sector holdings outperformed as yields on tobacco municipals continued to decline due to demand for higher yielding securities and advanced refunding possibilities.

•	Exposure to non-callable zero coupon municipals was positive for performance.

Total Return(1):	Market Price	Net Asset Value (‘‘NAV’’)
Six months	5.80%	4.21%
1 Year	16.03%	8.83%
Commencement of Operations (10/31/02) to 3/31/07	8.42%	7.87%

Common Share Market Price / NAV Performance:

Commencement of Operations (10/31/02) to 3/31/07

Market Price / NAV:
Market Price	$16.16
NAV	$15.10
Premium to NAV	7.02%
Market Price Yield(2)	5.20%

Moody’s Ratings
(as a % of total investments)

(1)	Past performance is no guarantee of future results. Total return is calculated by subtracting the value of an investment in the Fund at the beginning of each specified period from the value at the end of the period and dividing the remainder by the value of the investment at the beginning of the period and expressing the result as a percentage. The calculation assumes that all income dividends have been reinvested at prices obtained under the Fund’s dividend reinvestment plan. Total return does not reflect broker commissions or sales charges. Total return for a period of less than one year is not annualized. Total return for a period of more than one year represents the average annual return.

An investment in the Fund involves risk, including the loss of principal. Total return, price, yield and net asset value will fluctuate with changes in market conditions. This data is provided for information only and is not intended for trading purposes. A portion of the income generated by the Fund may be subject to federal, state and local taxes, and may at times be subject to the alternative minimum tax. Closed-end funds, unlike open-end funds, are not continuously offered. There is a one-time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Net asset value is total assets applicable to common shareholders less total liabilities divided by the number of common shares outstanding. Holdings are subject to change daily.

(2)	Market Price Yield is determined by dividing the annualized current monthly per share dividend to common shareholders by the market price per common share at March 31, 2007.

2 PIMCO Municipal Income Funds III Semi-Annual Report | 3.31.07

PIMCO California Municipal Income Fund III
Performance & Statistics
March 31, 2007 (unaudited)

•	For the 6 months ended March 31, 2007, PIMCO California Municipal Income Fund III returned 4.22% on net asset value and 4.08% on market price, compared with 2.25% and 3.79%, respectively, for the Lipper Analytical California Municipal Debt Funds average.

•	Municipal bond issuance increased almost 13% from the previous six-month’s levels. For the six-month period, supply totaled $228 Billion.

•	The municipal yield curve was mixed over the six-month period: 10-year and 20-year AAA General Obligation bonds increased by 9 basis points and 1 basis point, respectively. 30-year maturity AAA General Obligation yields declined by –5 basis points.

•	Municipal yield curve flattened with the 2-30 year spread declining from 72 basis points to 58 basis points. The 10-year muni/Treasury ratio ended the period at 81% while the 30-year ratio was at 85%

•	Long municipals outperformed long Treasuries and the taxable debt sector; for the six-month period, the Lehman Long Municipal Bond Index returned +2.57%, while the Long Government/Credit and the Long Lehman Treasury Indices returned +2.04% and +1.54% respectively.

•	Hedging strategies were positive for performance.

•	Tobacco securitization sector holdings outperformed as yields on tobacco municipals continued to decline due to demand for higher yielding securities and advanced refunding possibilities.

•	Exposure to non-callable zero coupon municipals was positive for performance.

•	Municipal bonds within California slightly outperformed the national index for the six-month period as the Lehman California Index returned 2.07% for the six-month period versus a return of 1.93% for the Lehman Municipal Bond Index.

•	The California Insured AAA municipal yield curve was mixed over the six-month period: 5-year maturities increased by14 basis points, 10-year maturities increased by 10 basis points, while 30-year maturities declined −7 basis points.

Total Return(1):	Market Price	Net Asset Value (‘‘NAV’’)
Six Months	4.08%	4.22%
1 Year	14.36%	8.79%
Commencement of Operations (10/31/02) to 3/31/07	9.88%	7.78%

Common Share Market Price / NAV Performance:

Commencement of Operations (10/31/02) to 3/31/07

Market Price / NAV:
Market Price	$17.14
NAV	$14.99
Premium to NAV	14.34%
Market Price Yield(2)	5.11%

Moody’s Ratings
(as a % of total investments)

(1)	Past performance is no guarantee of future results. Total return is calculated by subtracting the value of an investment in the Fund at the beginning of each specified period from the value at the end of the period and dividing the remainder by the value of the investment at the beginning of the period and expressing the result as a percentage. The calculation assumes that all income dividends have been reinvested at prices obtained under the Fund’s dividend reinvestment plan. Total return does not reflect broker commissions or sales charges. Total return for a period of less than one year is not annualized. Total return for a period of more than one year represents the average annual return.

An investment in the Fund involves risk, including the loss of principal. Total return, price, yield and net asset value will fluctuate with changes in market conditions. This data is provided for information only and is not intended for trading purposes. A portion of the income generated by the Fund may be subject to federal, state and local taxes, and may at times be subject to the alternative minimum tax. Closed-end funds, unlike open-end funds, are not continuously offered. There is a one-time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Net asset value is equal total assets applicable to common shareholders less total liabilities divided by the number of common shares outstanding. Holdings are subject to change daily.

(2)	Market Price Yield is determined by dividing the annualized current monthly per share dividend to common shareholders by the market price per common share at March 31, 2007.

3.31.07 | PIMCO Municipal Income Funds III Semi-Annual Report 3

PIMCO New York Municipal Income Fund III
Performance & Statistics
March 31, 2007 (unaudited)

•	For the 6 months ended March 31, 2007, PIMCO New York Municipal Income Fund III returned 3.55% on net asset value and 0.63 % on market price, compared with 2.16% and 4.87%, respectively, for the Lipper Analytical New York Municipal Debt Funds average.

•	Municipal bond issuance increased almost 13% from the previous six-month’s levels. For the six-month period, supply totaled $228 Billion.

•	The municipal yield curve was mixed over the six-month period: 10-year and 20-year AAA General Obligation bonds increased by 9 basis points and 1 basis point, respectively. 30-year maturity AAA General Obligation yields declined by –5 basis points.

•	Municipal yield curve flattened with the 2-30 year spread declining from 72 basis points to 58 basis points. The 10-year muni/Treasury ratio ended the period at 81% while the 30-year ratio was at 85%.

•	Long municipals outperformed long Treasuries and the taxable debt sector; for the six-month period, the Lehman Long Municipal Bond Index returned +2.57%, while the Long Government/Credit and the Long Lehman Treasury Indices returned +2.04% and +1.54% respectively.

•	Hedging strategies were positive for performance.

•	Tobacco securitization sector holdings outperformed as yields on tobacco municipals continued to decline due to demand for higher yielding securities and advanced refunding possibilities.

•	Exposure to non-callable zero coupon municipals was positive for performance.

•	Municipal bonds within New York underperformed the national index for the six-month period as the Lehman New York Index returned 1.88% for the six-month period versus a return of 1.93% for the Lehman Municipal Bond Index.

•	The New York Insured AAA municipal yield curve was mixed over the six-month period: both 5-year and 10-year maturities increased by 10 basis points while 30-year maturities declined by −5 basis points.

Total Return(1):	Market Price	Net Asset Value (‘‘NAV’’)
Six months	0.63%	3.55%
1 Year	12.87%	8.02%
Commencement of Operations (10/31/02) to 3/31/07	8.10%	7.78%

Common Share Market Price / NAV Performance:

Commencement of Operations (10/31/02) to 3/31/07

Market Price / NAV:
Market Price	$16.12
NAV	$15.21
Premium to NAV	5.98%
Market Price Yield(2)	4.99%

Moody’s Ratings
(as a % of total investments)

(1)	Past performance is no guarantee of future results. Total return is calculated by subtracting the value of an investment in the Fund at the beginning of each specified period from the value at the end of the period and dividing the remainder by the value of the investment at the beginning of the period and expressing the result as a percentage. The calculation assumes that all income dividends have been reinvested at prices obtained under the Fund’s dividend reinvestment plan. Total return does not reflect broker commissions or sales charges. Total return for a period of less than one year is not annualized. Total return for a period of more than one year represents the average annual return.

An investment in the Fund involves risk, including the loss of principal. Total return, price, yield and net asset value will fluctuate with changes in market conditions. This data is provided for information only and is not intended for trading purposes. A portion of the income generated by the Fund may be subject to federal, state and local taxes, and may at times be subject to the alternative minimum tax. Closed-end funds, unlike open-end funds, are not continuously offered. There is a one-time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Net asset value is equal total assets applicable to common shareholders less total liabilities divided by the number of common shares outstanding. Holdings are subject to change daily.

(2)	Market Price Yield is determined by dividing the annualized current monthly per share dividend to common shareholders by the market price per common share at March 31, 2007.

4 PIMCO Municipal Income Funds III Semi-Annual Report  | 3.31.07

PIMCO Municipal Income Fund III
Schedule of Investments
March 31, 2007 (unaudited)

Principal Amount (000)		Credit Rating (Moody’s/S&P)	Value
MUNICIPAL BONDS & NOTES–97.4%
	Alabama–1.1%
	Birmingham, GO, Ser. B (AMBAC),
$1,000	5.00%, 12/1/27	Aaa/AAA	$1,042,420
2,560	5.00%, 12/1/32	Aaa/AAA	2,662,042
5,000	Birmingham Baptist Medical Centers Special Care Facs. Financing Auth. Rev., 5.00%, 11/15/30, Ser. A	Baa1/NR	5,119,250
1,500	Colbert Cnty., Northwest Health Care Auth., Health Care Facs. Rev., 5.75%, 6/1/27	Baa3/NR	1,550,475
			10,374,187
	Alaska–0.5%
	State Housing Finance Corp. Rev.,
3,900	5.00%, 12/1/33, Ser. A	Aaa/AAA	3,995,082
1,000	5.25%, 6/1/32, Ser. C (MBIA)	Aaa/AAA	1,021,700
			5,016,782
	Arizona–2.8%
2,200	Health Facs. Auth., John C. Lincoln Health Network Rev., 7.00%, 12/1/25, (Pre-refunded @ $102, 12/1/10) (a)	NR/BBB	2,485,428
1,500	Maricopa Cnty. Pollution Control Corp., Pollution Control Rev., 5.05%, 5/1/29 (AMBAC)	Aaa/AAA	1,568,805
	Salt River Project Agricultural Improvement & Power Dist. Rev., Ser. A (g),
5,000	5.00%, 1/1/35	Aa1/AA	5,293,600
16,000	5.00%, 1/1/37	Aa1/AA	16,927,360
			26,275,193
	Arkansas–0.1%
7,000	Arkansas Dev. Finance Auth. Rev., zero coupon, 7/1/46 (AMBAC)	Aaa/NR	1,135,120
	California–7.0%
1,000	Alameda Public Financing Auth. Rev., 7.00%, 6/1/09	NR/NR	1,000,900
2,000	Chula Vista Community Facs. Dist., Special Tax, 5.25%, 9/1/30	NR/NR	2,036,740
	Golden State Tobacco Securitization Corp., Tobacco Settlement Rev.,
8,000	5.00%, 6/1/33, Ser. A-1	Baa3/BBB	7,918,800
27,585	6.25%, 6/1/33, Ser. 2003-A-1	Aaa/AAA	30,492,459
21,000	6.75%, 6/1/39, Ser. 2003-A-1, (Pre-refunded @ $100, 6/1/13) (a)	Aaa/AAA	24,497,130
			65,946,029
	Colorado–3.2%
1,000	Aurora Single Tree Metropolitan Dist., GO, 5.50%, 11/15/31	NR/NR	1,001,330
9,955	Colorado Springs Rev., 5.00%, 11/15/30, Ser. B (g)	Aa2/AA	10,369,427
	El Paso Cnty., CP (AMBAC),
1,735	5.00%, 12/1/23, Ser. A, (Pre-refunded @ $100, 12/1/12) (a)	Aaa/AAA	1,819,303
1,725	5.00%, 12/1/23, Ser. B	Aaa/AAA	1,808,818
2,820	5.00%, 12/1/27, Ser. A, (Pre-refunded @ $100, 12/1/12) (a)	Aaa/AAA	2,946,872
1,500	5.00%, 12/1/27, Ser. B	Aaa/AAA	1,567,485

3.31.07 | PIMCO Municipal Income Funds III Semi-Annual Report 5

PIMCO Municipal Income Fund III
Schedule of Investments
March 31, 2007 (unaudited) (continued)

Principal Amount (000)		Credit Rating (Moody’s/S&P)	Value
	Colorado–3.2% (continued)
$1,500	Garfield Cnty. School Dist. Re-2, GO, 5.00%, 12/1/25 (FSA)	Aaa/NR	$1,569,795
2,000	La Plata Cnty. School Dist. No. 9-R, Durango, GO, 5.25%, 11/1/25, (Pre-refunded @ $100, 11/1/12) (MBIA) (a)	Aaa/NR	2,160,040
4,000	Saddle Rock Metropolitan Dist., GO, 5.35%, 12/1/31 (Radian)	NR/AA	4,132,720
2,500	School Mines Auxiliary Facs. Rev., 5.00%, 12/1/37 (AMBAC)	Aaa/AAA	2,592,000
			29,967,790
	Florida–5.1%
3,480	Brevard Cnty. Health Facs. Auth. Rev., 5.00%, 4/1/34	A2/A	3,594,492
8,000	Highlands Cnty. Health Facs. Auth. Rev., Adventist Health System, 5.25%, 11/15/23, Ser. B, (Pre-refunded @ $100, 11/15/12) (a)	A2/A+	8,635,680
2,500	Hillsborough Cnty. Industrial Dev. Auth. Rev., Tampa General Hospital, 5.25%, 10/1/34, Ser. B	A3/NR	2,604,525
1,485	Julington Creek Plantation Community Dev. Dist., Special Assessment Rev., 5.00%, 5/1/29 (MBIA)	Aaa/AAA	1,556,176
1,000	Orange Cnty. Housing Finance Auth., Multifamily Rev., Palm Grove Gardens, 5.25%, 1/1/28, Ser. G	Aaa/NR	1,035,970
15,000	Pinellas Cnty. Health Fac. Auth. Rev., Baycare Health, 5.50%, 11/15/33, (Pre-refunded @ $100, 5/15/13) (a)	Aa3/NR	16,464,600
7,500	South Miami Health Facs. Auth., Hospital Rev., Baptist Health, 5.25%, 11/15/33	Aa3/AA−	7,843,575
5,615	Tampa, Water & Sewer Rev., 5.00%, 10/1/26, Ser. A	Aa2/AA	5,850,044
			47,585,062
	Georgia–0.6%
1,750	Fulton Cnty. Rev., 5.125%, 7/1/42, Ser. A	NR/NR	1,757,472
4,000	Griffin Combined Public Utility Rev., 5.00%, 1/1/32 (AMBAC)	Aaa/AAA	4,228,320
			5,985,792
	Idaho–0.8%
	State Building Auth., Building Rev., Ser. A (XLCA),
1,000	5.00%, 9/1/33	Aaa/AAA	1,043,560
5,750	5.00%, 9/1/43	Aaa/AAA	5,969,995
			7,013,555
	Illinois–8.4%
2,250	Chicago, GO, 5.00%, 1/1/31, Ser. A (MBIA)	Aaa/AAA	2,324,565
	Chicago, Lake Shore East, Special Assessment,
1,600	6.625%, 12/1/22	NR/NR	1,731,040
3,456	6.75%, 12/1/32	NR/NR	3,745,786
5,000	Chicago Board of Education, GO, 5.00%, 12/1/31, Ser. C, (Pre-refunded @ $100, 12/1/11) (FSA) (a)	Aaa/AAA	5,284,350
500	Chicago Board of Education School Reform, GO, zero coupon, 12/1/28, Ser. A (FGIC)	Aaa/AAA	189,510
3,000	Chicago Kingsbury Redev. Project, Tax Allocation, 6.57%, 2/15/13, Ser. A	NR/NR	3,077,190
7,000	Chicago Motor Fuel Tax Rev., 5.00%, 1/1/33, Ser. A (AMBAC)	Aaa/AAA	7,269,150
4,000	Chicago Park Dist., GO, 5.00%, 1/1/29, Ser. D (FGIC)	Aaa/AAA	4,127,600

6 PIMCO Municipal Income Funds III Semi-Annual Report | 3.31.07

PIMCO Municipal Income Fund III
Schedule of Investments
March 31, 2007 (unaudited) (continued)

Principal Amount (000)		Credit Rating (Moody’s/S&P)	Value
	Illinois–8.4% (continued)
$2,500	Chicago Water Rev.,
	5.00%, 11/1/31, (Pre-refunded @ $100, 11/1/11) (AMBAC) (a)	Aaa/AAA	$2,639,875
1,050	Dev. Finance Auth. Rev., Three Crowns Park Plaza, 5.875%, 2/15/38	NR/NR	1,092,934
	Educational Facs. Auth. Rev., Univ. of Chicago,
4,780	5.00%, 7/1/33	Aa1/AA	4,974,450
220	5.00%, 7/1/33, (Pre-refunded @ $100, 7/1/13) (a)	Aa1/AA	235,671
165	5.25%, 7/1/41	Aa1/AA	173,565
4,160	5.25%, 7/1/41, (Pre-refunded @ $101, 7/1/11) (a)	Aa1/AA	4,449,797
9,045	Metropolitan Pier & Exposition Auth., Dedicated State Tax Rev., McCormick Place Expansion, 5.25%, 6/15/42 (MBIA)	Aaa/AAA	9,569,610
4,283	Round Lake, Special Tax Rev., 6.70%, 3/1/33	NR/NR	4,650,953
2,935	Springfield Rev., 5.00%, 3/1/35 (MBIA)	Aaa/AAA	3,094,488
	State Finance Auth. Rev.,
12,795	5.00%, 2/1/33 (AMBAC) (g)	NR/NR	13,224,784
1,500	5.50%, 5/15/37	NR/NR	1,522,575
1,000	5.875%, 3/1/27, Ser. A	NR/NR	998,190
1,175	State Health Facs. Auth. Rev., Elmhurst Memorial Healthcare,
	5.50%, 1/1/22	A2/NR	1,244,760
3,050	Univ. Rev., 5.00%, 4/1/30, Ser. A (AMBAC)	Aaa/AAA	3,135,430
			78,756,273
	Indiana–2.8%
7,535	Bond Bank Rev., 5.00%, 2/1/33, Ser. A (FSA)	Aaa/AAA	7,857,875
3,000	Brownsburg 1999 School Building Corp. Rev., 5.25%, 3/15/25, Ser. A, (Pre-refunded @ $100, 9/15/13) (FSA) (a)	Aaa/AAA	3,262,710
1,375	Fort Wayne Pollution Control Rev., 6.20%, 10/15/25	Caa1/B−	1,414,050
5,000	Indianapolis Local Public Improvement Board, Tax Allocation,
	5.00%, 2/1/29, Ser. G (MBIA)	Aaa/AAA	5,209,750
	Michigan City Area Wide School Building Corp. Rev. (FGIC),
2,500	zero coupon, 1/15/21	Aaa/AAA	1,383,500
1,000	zero coupon, 7/15/21	Aaa/AAA	541,640
1,000	zero coupon, 1/15/22	Aaa/AAA	527,840
1,000	Plainfield Parks Facs. Corp. Lease Rent Rev., 5.00%, 1/15/22 (AMBAC)	Aaa/AAA	1,039,810
	Portage Industrial Economic Dev. Rev.,
1,000	5.00%, 7/15/23	NR/BBB+	1,023,040
775	5.00%, 1/15/27	NR/BBB+	787,082
3,500	State Dev. Finance Auth., Pollution Control Rev., 5.00%, 3/1/30 (AMBAC)	Aaa/AAA	3,511,095
			26,558,392

3.31.07 | PIMCO Municipal Income Funds III Semi-Annual Report 7

PIMCO Municipal Income Fund III
Schedule of Investments
March 31, 2007 (unaudited) (continued)

Principal Amount (000)		Credit Rating (Moody’s/S&P)	Value
	Iowa–1.4%
$1,000	Coralville, CP, 5.25%, 6/1/26, Ser. D	A2/B+	$1,054,190
	Tobacco Settlement Auth. of Iowa Rev.,
11,010	zero coupon, 6/1/34, Ser. B	Baa3/BBB	11,226,236
1,000	5.60%, 6/1/35, Ser. B, (Pre-refunded @ $101, 6/1/11) (a)	NR/AAA	1,081,140
			13,361,566
	Kentucky–0.2%
	Economic Dev. Finance Auth., Hospital Facs. Rev.,
1,000	Catholic Healthcare Partners, 5.25%, 10/1/30	Aa3/AA−	1,045,530
1,140	St. Luke’s Hospital, 6.00%, 10/1/19, Ser. B	A3/A	1,267,737
			2,313,267
	Louisiana–0.7%
5,000	Public Facs. Auth. Rev., Ochsner Clinic Foundation,
	5.50%, 5/15/32, Ser. B	A3/NR	5,261,650
1,595	Tobacco Settlement Financing Corp. Rev.,
	5.875%, 5/15/39, Ser. 2001-B	Baa3/BBB	1,712,089
			6,973,739
	Maryland–0.2%
	State Health & Higher Educational Facs. Auth. Rev.,
1,500	Calvert Health Systems, 5.50%, 7/1/36	A2/NR	1,607,025
500	King Farm Presbyterian, 5.30%, 1/1/37	NR/NR	511,415
			2,118,440
	Massachusetts–2.6%
1,000	State Dev. Finance Agcy. Rev., 5.75%, 7/1/33, Ser. C	A3/BBB+	1,068,670
7,000	State Health & Educational Facs. Auth. Rev., Harvard Univ.,
	5.125%, 7/15/37, Ser. FF	Aaa/AAA	7,357,490
4,910	State Housing Finance Agcy., Housing Rev., 5.125%, 6/1/43, Ser. H	Aa3/AA−	5,031,670
3,225	State Water Pollution Abatement Trust Rev., 5.00%, 8/1/32, Ser. 8	Aaa/AAA	3,359,289
7,555	State Water Res. Auth. Rev., 5.00%, 8/1/32, Ser. J (FSA)	Aaa/AAA	7,829,322
			24,646,441
	Michigan–13.1%
500	Corner Creek Academy East Rev., 5.25%, 11/1/36	A1/BB+	504,095
250	Crescent Academy, CP, 5.75%, 12/1/36	NR/NR	256,302
	Detroit Water Supply System, Ser. B,
33,040	5.00%, 7/1/32, Ser. A (FSA) (g)	NR/NR	34,402,239
7,555	5.00%, 7/1/34 (MBIA)	Aaa/AAA	7,891,802
4,685	5.00%, 7/1/34, (Pre-refunded @ $100, 7/1/13) (MBIA)(a)	Aaa/AAA	5,018,713
35,000	5.00%, 7/1/34, Ser. A (MBIA) (g)	Aaa/AAA	36,560,300
5,000	State Building Auth. Rev., 5.00%, 10/15/26, Ser. III, (Pre-refunded @ $100, 10/15/12) (FSA) (a)	Aaa/AAA	5,327,500

8 PIMCO Municipal Income Funds III Semi-Annual Report | 3.31.07

PIMCO Municipal Income Fund III
Schedule of Investments
March 31, 2007 (unaudited) (continued)

Principal Amount (000)		Credit Rating (Moody’s/S&P)	Value
	Michigan–13.1% (continued)
	State Hospital Finance Auth. Rev.,
$175	Detroit Medical Center, 5.25%, 8/15/23	Ba3/BB−	$171,045
4,000	Henry Ford Health System, 5.00%, 3/1/17, (Pre-refunded @ $100, 3/1/13) (a)	A1/A	4,267,000
	Oakwood Group, Ser. A,
5,405	5.75%, 4/1/32	A2/A	5,744,704
575	6.00%, 4/1/22	A2/A	624,571
20,000	Trinity Health Credit, 5.375%,12/1/30	Aa2/AA−	21,150,800
1,000	State Technical Univ. Rev., 5.00%, 10/1/33 (XLCA)	Aaa/AAA	1,040,910
			122,959,981
	Minnesota–0.4%
750	Cottage Grove Rev., 5.00%, 12/1/31	NR/NR	762,352
2,400	Upsala Independent School Dist. No. 487, GO, 5.00%, 2/1/28 (FGIC)	Aaa/AAA	2,550,384
			3,312,736
	Mississippi–0.5%
	Business Finance Corp., Pollution Control Rev.,
3,000	5.875%, 4/1/22	Ba1/BBB−	3,012,720
1,250	5.90%, 5/1/22	Ba1/BBB−	1,253,325
			4,266,045
	Missouri–2.4%
4,000	Bi-State Dev. Agcy. Rev., Missouri Illinois Metropolitan Dist.,
	5.00%, 10/1/32 (FSA)	Aaa/AAA	4,189,440
1,350	St. Louis Cnty. Industrial Dev. Auth., Housing Dev. Rev.,
	5.20%, 1/20/36 (GNMA)	NR/AAA	1,393,524
	St. Louis Industrial Dev. Auth. Rev. (GNMA),
1,500	5.125%, 12/20/29	NR/AAA	1,553,145
1,500	5.125%, 12/20/30	NR/AAA	1,545,510
4,365	State Environmental Improvement & Energy Res. Auth.,
	Water Pollution Control Rev., 5.00%, 7/1/23, Ser. B	Aaa/NR	4,588,968
7,500	State Health & Educational Facs. Auth., Health Facs. Rev., St. Anthony’s Medical Center, 6.25%, 12/1/30, (Pre-refunded @ $101, 12/1/10) (a)	A2/A	8,230,125
250	Township of Jennings Rev., 5.00%, 11/1/23	NR/NR	249,768
500	Univ. Place Transportation Dev. Dist., Special Assessment,
	5.00%, 3/1/32	NR/NR	502,245
			22,252,725
	Montana–1.3%
11,250	Forsyth Pollution Control Rev., Puget Sound Energy,
	5.00%, 3/1/31 (AMBAC)	Aaa/AAA	11,825,775

3.31.07 | PIMCO Municipal Income Funds III Semi-Annual Report 9

PIMCO Municipal Income Fund III
Schedule of Investments
March 31, 2007 (unaudited) (continued)

Principal Amount (000)		Credit Rating (Moody’s/S&P)	Value
	Nevada–0.5%
$3,355	Henderson Health Care Fac. Rev., Catholic Healthcare West,
	5.125%, 7/1/28	A2/A	$3,410,324
855	Henderson Local Improvement Dist., Special Assessment,
	5.80%, 3/1/23	NR/NR	883,779
			4,294,103
	New Hampshire–0.5%
	Manchester Water Works Rev. (FGIC),
1,500	5.00%, 12/1/28	Aaa/AAA	1,576,110
3,250	5.00%, 12/1/34	Aaa/AAA	3,403,335
			4,979,445
	New Jersey–3.6%
1,000	Camden Cnty., Improvement Auth. Rev., 5.00%, 2/15/35, Ser. A	Baa3/BBB	1,023,440
	Economic Dev. Auth.,
4,500	Kapkowski Rd. Landfill, 6.50%, 4/1/28	Baa3/NR	5,481,360
300	Newark Airport, 7.00%, 10/1/14	Ba1/NR	304,803
	Health Care Facs. Financing Auth. Rev.,
2,500	Middlesex Cnty. Pollution Control Auth. Rev., 5.75%, 9/15/32	Baa3/BBB−	2,673,050
3,000	Pascack Valley Hospital, 6.625%, 7/1/36	Caa1/CCC	3,156,540
2,000	Somerset Medical Center, 5.50%, 7/1/33	Ba1/NR	2,071,300
2,000	South Port Corp. Rev., 5.10%, 1/1/33	NR/A	2,080,300
1,500	State Educational Facs. Auth. Rev., 6.00%, 7/1/25, Ser. D	NR/NR	1,635,615
	Tobacco Settlement Financing Corp. Rev.,
525	6.00%, 6/1/37, (Pre-refunded @ $100, 6/1/12) (a)	Aaa/AAA	581,983
1,000	6.125%, 6/1/24	Aaa/AAA	1,072,340
230	6.125%, 6/1/42, (Pre-refunded @ $100, 6/1/12) (a)	Aaa/AAA	256,303
350	6.25%, 6/1/43, (Pre-refunded @ $100, 6/1/13) (a)	Aaa/AAA	398,730
10,750	6.75%, 6/1/39, (Pre-refunded @ $100, 6/1/13) (a)	Aaa/AAA	12,540,198
			33,275,962
	New Mexico–0.1%
1,000	Farmington Pollution Control Rev., 5.80%, 4/1/22	Baa2/BBB	1,011,910
	New York–4.8%
10,000	Metropolitan Transportation Auth. Rev.,
	5.25%, 11/15/32, Ser. B, (Pre-refunded @ $100, 11/15/13) (a)	A2/AAA	10,944,600
	New York City Municipal Water Finance Auth., Water & Sewer
	System Rev.,
5,000	5.00%, 6/15/35, Ser. C	Aa2/AA+	5,230,100
8,180	5.00%, 6/15/37, Ser. D (g)	Aa2/AA+	8,594,644
1,500	5.00%, 6/15/39, Ser. A	Aa2/AA+	1,567,140
11,590	State Dormitory Auth. Rev., Sloan-Kettering Center Memorial,
	5.00%, 7/1/34, Ser. 1	Aa2/AA	12,093,701

10 PIMCO Municipal Income Funds III Semi-Annual Report | 3.31.07

PIMCO Municipal Income Fund III
Schedule of Investments
March 31, 2007 (unaudited) (continued)

Principal Amount (000)		Credit Rating (Moody’s/S&P)	Value
	New York–4.8% (continued)
$3,800	State Personal Income Tax, 5.00%, 3/15/32, (Pre-refunded @ $100, 3/15/13) (a)	Aa3/AAA	$4,076,146
2,000	State Environmental Facs. Corp. Rev., 5.00%, 6/15/28	Aaa/AAA	2,105,340
			44,611,671
	North Carolina–1.3%
2,000	Charlotte-Mecklenburg Hospital Auth., Healthcare System Rev.,
	5.00%, 1/15/33, Ser. A	Aa3/AA	2,075,000
	Eastern Municipal Power Agcy., Power System Rev.,
2,000	5.125%, 1/1/23, Ser. D	Baa2/BBB	2,078,900
2,000	5.125%, 1/1/26, Ser. D	Baa2/BBB	2,073,760
3,795	5.375%, 1/1/17, Ser. C	Baa2/BBB	4,052,073
1,500	Medical Care Commission, Health Care Facs. Rev., Cleveland Cnty., 5.00%, 7/1/35 (AMBAC)	Aaa/AAA	1,565,595
			11,845,328
	Ohio–0.8%
2,500	Lorain Cnty. Hospital Rev., Catholic Healthcare, 5.375%, 10/1/30	Aa3/AA−	2,633,950
5,000	Ohio Air Quality Dev. Auth. Rev., 4.80%, 1/1/34, Ser. B (FGIC) (g)	Aaa/AAA	5,122,800
			7,756,750
	Oklahoma–0.4%
3,500	Tulsa Cnty. Industrial Auth. Rev., Legacy Apartments,
	4.90%, 11/20/46 (FHA-GNMA)	Aaa/NR	3,626,735
	Pennsylvania–2.8%
4,350	Allegheny Cnty. Hospital Dev. Auth. Rev., 9.25%, 11/15/30, Ser. B	Ba3/B+	5,143,527
1,500	Cumberland Cnty. Auth., Retirement Community Rev., Wesley Affiliated Services, 7.25%, 1/1/35, Ser. A, (Pre-refunded @ $101, 1/1/13) (a)	NR/NR	1,769,850
3,250	Delaware River Toll Bridge, Commission Bridge Rev., 5.00%, 7/1/28	A2/A−	3,385,818
1,250	Harrisburg Auth. Rev., 6.00%, 9/1/36	NR/NR	1,289,750
3,000	Lehigh Cnty. General Purpose Auth. Rev., St. Luke’s Bethlehem Hospital, 5.375%, 8/15/33, (Pre-refunded @ $100, 8/15/13) (a)	Baa1/BBB	3,268,260
5,000	Philadelphia School Dist., GO, 5.125%, 6/1/34, Ser. D (FGIC)	Aaa/AAA	5,308,500
6,300	St. Mary Hospital Auth., Bucks Cnty. Rev.,
	5.00%, 12/1/28, (Pre-refunded @ $101, 6/1/08) (a)	Aa2/NR	6,303,213
			26,468,918
	Puerto Rico–0.3%
2,200	Electric Power Auth., Power Rev., 5.125%, 7/1/29, Ser. NN	A3/BBB+	2,315,500

3.31.07 | PIMCO Municipal Income Funds III Semi-Annual Report 11

PIMCO Municipal Income Fund III
Schedule of Investments
March 31, 2007 (unaudited) (continued)

Principal Amount (000)		Credit Rating (Moody’s/S&P)	Value
	South Carolina–1.6%
$7,500	Florence Cnty. Rev., McLeod Regional Medical Center,
	5.00%, 11/1/31, Ser. A (FSA)	Aaa/AAA	$7,885,650
6,700	Jobs Economic Dev. Auth. Rev., Bon Secours Health System,
	5.625%, 11/15/30	A3/A−	7,090,342
			14,975,992
	Tennessee–0.1%
1,250	Knox Cnty. Health Educational & Housing Facs., Board Hospital Facs. Rev., Catholic Healthcare Partners, 5.25%, 10/1/30	Aa3/AA−	1,309,400
	Texas–14.8%
4,135	Canyon Independent School Dist., GO, 5.00%, 2/15/28, Ser. A,
	(Pre-refunded @ $100, 2/15/13) (PSF-GTD) (a)	NR/AAA	4,413,616
2,500	Columbia & Brazoria Independent School Dist., GO,
	5.00%, 8/1/29 (PSF-GTD)	NR/AAA	2,604,300
1,300	Comal Cnty. Health Facs., McKenna Memorial Hospital Project Rev.,
	6.25%, 2/1/32	Baa2/BBB−	1,427,621
6,810	Crowley Independent School Dist., GO, 4.75%, 8/1/35 (PSF-GTD) (g)	NR/NR	6,950,422
12,975	Dallas Area Rapid Transit Rev.,
	5.00%, 12/1/32, (Prerefunded @ $100, 12/1/12) (FGIC)(g)	Aa1/AA+	13,842,119
	Denton Independent School Dist., GO (PSF-GTD) ,
255	zero coupon, 8/15/26	Aaa/AAA	90,788
5,745	zero coupon, 8/15/26, (Pre-refunded @ $44.73, 8/15/12) (a)	Aaa/AAA	2,091,065
255	zero coupon, 8/15/27	Aaa/AAA	85,504
5,745	zero coupon, 8/15/27, (Pre-refunded @ $42.17, 8/15/12) (a)	Aaa/AAA	1,971,397
215	zero coupon, 8/15/28	Aaa/AAA	67,916
4,785	zero coupon, 8/15/28, (Pre-refunded @ $39.75, 8/15/12) (a)	Aaa/AAA	1,547,756
255	zero coupon, 8/15/29	Aaa/AAA	75,873
5,745	zero coupon, 8/15/29, (Pre-refunded @ $37.46, 8/15/12) (a)	Aaa/AAA	1,751,191
85	zero coupon, 8/15/30	Aaa/AAA	23,818
1,915	zero coupon, 8/15/30, (Pre-refunded @ $35.30, 8/15/12) (a)	Aaa/AAA	550,007
340	zero coupon, 8/15/31	Aaa/AAA	89,702
7,660	zero coupon, 8/15/31, (Pre-refunded @ $33.25, 8/15/12) (a)	Aaa/AAA	2,072,566
10,115	5.00%, 8/15/33 (g)	NR/NR	10,484,804
4,400	Harris Cnty., GO, 5.125%, 8/15/31, (Pre-refunded @ $100, 8/15/12) (a)	Aa1/AA+	4,702,324
	Harris Cnty. Health Facs. Dev. Corp. Rev.,
5,000	Christus Health, 5.375%, 7/1/29, Ser. A, (Pre-refunded @ $101, 7/1/09) (MBIA) (a)	Aaa/AAA	5,229,850
2,750	St. Luke’s Episcopal Hospital, 5.375%, 2/15/26, Ser. A, (Pre-refunded @ $100, 8/15/11) (a)	NR/AAA	2,936,203
19,500	Harris Cnty. Rev., 5.125%, 8/15/32 (FSA)	Aaa/AAA	20,529,405
4,005	Houston, GO, 5.00%, 3/1/25 (MBIA)	Aaa/AAA	4,158,231
5,000	Houston Water & Sewer System Rev., 5.00%, 12/1/30, Ser. A,
	(Pre-refunded @ $100, 12/1/12) (FSA) (a)	Aaa/AAA	5,328,850
7,000	Judson Independent School Dist., GO, 5.00%, 2/1/30 (PSF-GTD)	Aaa/NR	7,195,580

12 PIMCO Municipal Income Funds III Semi-Annual Report | 3.31.07

PIMCO Municipal Income Fund III
Schedule of Investments
March 31, 2007 (unaudited) (continued)

Principal Amount (000)		Credit Rating (Moody’s/S&P)	Value
	Texas–14.8% (continued)
$11,950	Mansfield Independent School Dist., GO, 5.00%, 2/15/28 (PSF-GTD) (g)	NR/NR	$12,422,862
	Mesquite Independent School Dist. No. 1, GO, Ser. A (PSF-GTD),
1,365	zero coupon, 8/15/16	NR/AAA	918,823
1,000	zero coupon, 8/15/18	NR/AAA	608,260
1,000	zero coupon, 8/15/19	NR/AAA	575,660
1,000	zero coupon, 8/15/20	NR/AAA	545,780
2,105	Northwest Harris Cnty. Municipal Utility Dist. No. 16, GO,
	5.30%, 10/1/29 (Radian)	NR/AA	2,169,118
2,000	Sabine River Auth. Rev., 5.20%, 5/1/28	Baa2/BB	2,017,820
4,000	State of Texas, GO, 4.75%, 4/1/36	Aa1/AA	4,073,280
	Univ. Rev., Ser. B,
11,115	5.00%, 7/1/26 (g)	Aaa/AAA	11,575,050
2,000	5.00%, 7/1/26, (Pre-refunded @ $100, 7/1/14) (a)	Aaa/AAA	2,158,460
			137,286,021
	Utah–0.7%
1,750	Cnty. of Weber, IHC Health Services Rev., 5.00%, 8/15/30	Aa1/AA+	1,791,808
4,100	Salt Lake Cnty. Hospital Rev., IHC Health Services,
	5.125%, 2/15/33 (AMBAC)	Aaa/AAA	4,266,911
750	Spanish Fork City Rev., 5.70%, 11/15/36	NR/NR	772,890
			6,831,609
	Washington–9.8%
6,375	Chelan Cnty. Public Utility Dist. Rev., 5.125%, 7/1/33, Ser. C (AMBAC)	Aaa/AAA	6,655,564
	King Cnty. Rev., Ser. A (g),
10,000	5.00%, 1/1/35 (FGIC)	Aaa/AAA	10,412,300
15,000	5.00%, 1/1/35 (FSA)	Aaa/AAA	15,484,050
21,625	Port Tacoma, GO, 5.00%, 12/1/33, (Pre-refunded @ $100, 12/1/13) (AMBAC)	NR/NR	23,256,390
10,000	Seattle Rev., 5.00%, 7/1/32 (FGIC)	NR/NR	10,367,500
23,100	Tobacco Settlement Auth., Tobacco Settlement Rev., 6.50%, 6/1/26	Baa3/BBB	25,338,159
			91,513,963
	Wisconsin–0.1%
560	Badger Tobacco Asset Securitization Corp. Rev., 6.00%, 6/1/17	Baa3/BBB	603,585
	Total Municipal Bonds & Notes (cost–$855,726,141)		911,351,782

3.31.07 | PIMCO Municipal Income Funds III Semi-Annual Report 13

PIMCO Municipal Income Fund III
Schedule of Investments
March 31, 2007 (unaudited) (continued)

Principal Amount (000)		Credit Rating (Moody’s/S&P)	Value
VARIABLE RATE NOTES (b)(c)(d)–2.3%
	Florida–0.3%
$2,554	State Turnpike Auth., 8.26%, 7/1/31, Ser. 1450	Aa2/A+	$2,868,270
	New York–1.7%
4,660	Liberty Dev. Corp. Rev., 10.80%, 10/1/35, Ser. 1451	Aa3/BBB+	8,024,287
6,000	State Dormitory Auth., Univ. & College Improvement. Rev.,
	9.43%, 3/15/35, Ser. 1216	NR/AAA	7,606,800
			15,631,087
	Ohio–0.3%
2,075	Ohio Air Quality Dev. Auth. (FGIC), 8.39%, 1/1/34, Ser. 1223	Aaa/AAA	2,329,499
	Pennsylvania–0.0%
350	Washington Cnty. Redev. Auth., Tax Allocation, 5.45%, 7/1/35, Ser. A	NR/NR	357,546
	Total Variable Rate Notes (cost–$18,777,308)		21,186,402
U.S. TREASURY BILLS (f)–0.3%
2,775	4.95%-5.04%, 5/31/07-6/14/07 (cost–$2,747,135)		2,747,135
	Total Investments (cost–$877,250,584)–100.0%		$935,285,319

14 PIMCO Municipal Income Funds III Semi-Annual Report | 3.31.07 | See accompanying Notes to Financial Statements

PIMCO California Municipal Income Fund III
Schedule of Investments
March 31, 2007 (unaudited)

Principal Amount (000)		Credit Rating (Moody’s/S&P)	Value
CALIFORNIA MUNICIPAL BONDS & NOTES–96.3%
$1,000	Alameda Public Financing Auth. Rev., 7.00%, 6/1/09	NR/NR	$1,000,900
	Assoc. of Bay Area Gov’t Finance Auth. Rev., Odd Fellows Home,
3,200	5.20%, 11/15/22	NR/A+	3,347,008
11,725	5.35%, 11/15/32	NR/A+	12,326,727
	Burbank Public Finance Auth. Rev., San Fernando Redev. Project,
1,135	5.50%, 12/1/28	NR/BBB	1,181,717
1,000	5.50%, 12/1/33	NR/BBB	1,038,850
2,000	Butte-Glenn Community College, GO, 5.00%, 8/1/26, Ser. A (MBIA)	Aaa/NR	2,104,980
2,000	Capistrano Unified School Dist., Community Fac. Dist., Special Tax,
	6.00%, 9/1/32, (Pre-refunded @ $100, 9/1/13) (a)	NR/NR	2,266,320
500	Carson Public Financing Auth., Special Assessment, 5.00%, 9/2/31, Ser. B	NR/NR	501,995
1,000	Cathedral City Public Financing Auth., Tax Allocation,
	5.00%, 8/1/33, Ser. A (MBIA)	Aaa/AAA	1,046,090
1,150	Ceres Redev. Agcy., Tax Allocation, 5.00%, 11/1/33 (MBIA)	Aaa/AAA	1,216,297
	Ceres Unified School Dist., GO (FGIC),
2,825	zero coupon, 8/1/28	Aaa/AAA	872,445
2,940	zero coupon, 8/1/29	Aaa/AAA	854,952
	Chula Vista Community Facs. Dist., Special Tax,
2,000	5.125%, 9/1/36	NR/NR	2,038,040
1,600	5.75%, 9/1/33	NR/NR	1,655,168
675	6.15%, 9/1/26	NR/NR	720,346
1,620	6.20%, 9/1/33	NR/NR	1,730,678
1,000	City of Carlsbad, 6.00%, 9/2/34	NR/NR	1,042,520
8,000	Contra Costa Cnty. Public Financing Auth., Tax Allocation Rev.,
	5.625%, 8/1/33, Ser. A	NR/BBB	8,440,560
3,775	Cucamonga School Dist., CP, 5.20%, 6/1/27	NR/A–	3,886,060
	Educational Facs. Auth. Rev.,
2,500	Institute of Technology, 5.00%, 10/1/32, Ser. A, (Pre-refunded @ $100, 10/1/11) (a)	Aaa/AAA	2,651,400
2,455	Loyola Marymount Univ., zero coupon, 10/1/34 (MBIA)	Aaa/NR	724,274
5,000	Pepperdine Univ., 5.00%, 9/1/33, Ser. A (FGIC)	Aaa/AAA	5,213,650
2,195	Elk Grove Unified School Dist., Community Facs. Dist. No. 1, Special Tax, 5.00%, 12/1/35 (MBIA)	Aaa/AAA	2,309,842
500	Franklin-McKinley School Dist., GO, 5.00%, 8/1/27, Ser. B, (Pre-refunded @ $100, 8/1/13) (FSA) (a)	Aaa/AAA	539,845
	Fremont Community Facs. Dist. No. 1, Special Tax,
1,250	5.30%, 9/1/30	NR/NR	1,275,250
5,000	6.30%, 9/1/31	NR/NR	5,258,750
9,500	Fresno School Unified Dist., GO, 6.00%, 8/1/26, Ser. A (MBIA)	Aaa/AAA	11,533,095
4,380	Glendale Electric Works Rev., 5.00%, 2/1/27 (MBIA)	Aaa/AAA	4,579,859

3.31.07 | PIMCO Municipal Income Fund III Semi-Annual Report 15

PIMCO California Municipal Income Fund III
Schedule of Investments
March 31, 2007 (unaudited) (continued)

Principal Amount (000)		Credit Rating (Moody’s/S&P)	Value
	Golden State Tobacco Securitization Corp., Tobacco Settlement Rev.,
$6,000	5.00%, 6/1/33, Ser. A-1	Baa3/BBB	$5,939,100
10,000	5.00%, 6/1/35, Ser. A (FGIC) (g)	Aaa/AAA	10,497,900
9,000	5.00%, 6/1/45, Ser. A (AMBAC-TCRS) (g)	Aaa/AAA	9,378,810
4,000	5.00%, 6/1/45, Ser. A (FGIC-TCRS) (g)	Aaa/AAA	4,168,360
18,000	6.25%, 6/1/33, Ser. 2003-A-1	Aaa/AAA	19,897,200
38,490	6.75%, 6/1/39, Ser. 2003-A-1, (Pre-refunded @ $100, 6/1/13) (a)	Aaa/AAA	44,899,740
	Health Facs. Finance Auth. Rev.,
5,000	Adventist Health System, 5.00%, 3/1/33	NR/A	5,120,400
6,000	Cottage Health System, 5.00%, 11/1/33, Ser. B (MBIA)	Aaa/AAA	6,234,660
5,000	Kaiser Permanente, 5.00%, 10/1/18, Ser. B	A3/AAA	5,138,600
	Paradise VY Estates (CA Mtg. Ins.),
2,000	5.125%, 1/1/22	NR/A+	2,091,300
1,550	5.25%, 1/1/26	NR/A+	1,624,106
2,000	Sutter Health, 6.25%, 8/15/35, Ser. A	Aa3/AA–	2,180,820
	Infrastructure & Economic Dev. Bank Rev.,
7,750	Bay Area Toll Bridges, 5.00%, 7/1/36, Ser. A, (Pre-refunded @ $100, 1/1/28) (AMBAC) (a) (g)	Aaa/AAA	8,659,695
2,750	Claremount Univ. Consortium, 5.25%, 10/1/33	Aa3/NR	2,916,567
	Kaiser Assistance Corp.,
3,000	5.50%, 8/1/31, Ser. B	A2/A	3,187,980
8,000	5.55%, 8/1/31, Ser. A	NR/A+	8,516,880
3,725	La Mesa-Spring Valley School Dist., GO, 5.00%, 8/1/26, Ser. A, (Pre-refunded @ $100, 8/1/12) (FGIC) (a)	Aaa/AAA	3,984,782
20	Lancaster Financing Auth., Tax Allocation, 4.75%, 2/1/34 (MBIA)	Aaa/AAA	20,617
825	Lee Lake Water Dist. Community Facs. Dist. No. 2, Montecito Ranch, Special Tax, 6.125%, 9/1/32	NR/NR	855,393
5,000	Long Beach Community College Dist., GO, 5.00%, 5/1/28, Ser. A, (Pre-refunded @ $100, 5/1/13) (MBIA) (a)	Aaa/AAA	5,384,450
	Los Angeles Department of Water & Power Rev.,
6,000	4.75%, 7/1/30 (FSA) (g)	Aaa/AAA	6,176,940
500	4.75%, 7/1/36 (FSA)	Aaa/AAA	513,000
10,000	5.00%, 7/1/30, Ser. A (g)	Aa3/AA–	10,384,500
20,000	5.00%, 7/1/35 (FSA) (g)	Aaa/AAA	21,146,600
	Los Angeles Unified School Dist., GO (MBIA) (a),
7,650	5.00%, 1/1/28, Ser. A, (Pre-refunded @ $100, 7/1/13)	Aaa/AAA	8,243,487
3,000	5.125%, 1/1/27, Ser. E, (Pre-refunded @ $100, 7/1/12)	Aaa/AAA	3,224,010
1,000	Lynwood Unified School Dist., GO, 5.00%, 8/1/27, Ser. A (FSA)	Aaa/NR	1,051,920
5,280	Modesto Irrigation Dist., CP, 5.00%, 7/1/33, Ser. A (MBIA)	Aaa/AAA	5,521,296
4,585	Moreno Valley Unified School Dist. Community Facs. Dist., Special Tax, 5.20%, 9/1/36	NR/NR	4,683,073
2,180	Murrieta Valley Unified School Dist., Special Tax, 6.40%, 9/1/24, (Pre-refunded @ $102, 9/1/09) (a)	NR/NR	2,361,114
5,000	Oakland, GO, 5.00%, 1/15/33, Ser. A (MBIA)	Aaa/AAA	5,213,500

16 PIMCO Municipal Income Fund III Semi-Annual Report | 3.31.07

PIMCO California Municipal Income Fund III
Schedule of Investments
March 31, 2007 (unaudited) (continued)

Principal Amount (000)		Credit Rating (Moody’s/S&P)	Value
	Oakland Redev. Agcy., Tax Allocation, (Pre-refunded @ $100, 3/1/13) (a),
$985	5.25%, 9/1/27	NR/A	$1,070,774
1,545	5.25%, 9/1/33	NR/A	1,681,254
5,000	Orange Cnty. Community Facs. Dist., Ladera Ranch, Special Tax, 5.55%, 8/15/33, Ser. A	NR/NR	5,146,600
5,000	Orange Cnty. Unified School Dist., CP, 4.75%, 6/1/29 (MBIA)	Aaa/AAA	5,027,050
	Orange Cnty. Water Dist. Rev., CP, Ser. B (MBIA),
1,000	5.00%, 8/15/28	Aaa/AAA	1,040,250
5,525	5.00%, 8/15/34 (g)	Aaa/AAA	5,750,530
5,000	Pajaro Valley Unified School Dist., GO, 5.00%, 8/1/26, Ser. A, (Pre-refunded @ $100, 8/1/13) (FSA) (a) (g)	NR/NR	5,398,450
2,000	Palm Desert Financing Auth., Tax Allocation, 5.00%, 4/1/25, Ser. A (MBIA)	Aaa/AAA	2,097,300
6,455	Pasadena Rev., 5.00%, 6/1/33 (FGIC) (g)	NR/NR	6,746,572
1,410	Pomona Public Financing Auth. Rev., 5.00%, 12/1/37, Ser. AF (MBIA)	Aaa/AAA	1,464,764
	Poway Unified School Dist., Community Facs. Dist. No. 6, Special Tax,
3,650	5.125%, 9/1/28	NR/NR	3,738,732
1,285	6.05%, 9/1/25	NR/NR	1,362,203
2,100	6.125%, 9/1/33	NR/NR	2,223,186
5,000	Riverside, CP, 5.00%, 9/1/33 (AMBAC)	Aaa/AAA	5,205,400
500	Rocklin Unified School Dist. Community Facs., Special Tax, 5.00%, 9/1/29 (MBIA)	Aaa/AAA	522,825
7,680	Rowland Unified School Dist., GO, 5.00%, 8/1/28, Ser. B (FSA)	Aaa/AAA	8,052,480
1,400	Sacramento City Financing Auth. Rev., North Natomas CFD No. 2, 6.25%, 9/1/23, Ser. A	NR/NR	1,445,318
10,820	Sacramento Cnty. Water Financing Auth. Rev., 5.00%, 6/1/34, (Pre-refunded @ 100, 6/1/13) (AMBAC) (a) (g)	NR/NR	11,278,876
8,000	Sacramento Muni Utility Dist., Electric Rev., 5.00%, 8/15/33, Ser. R (MBIA) (g)	Aaa/AAA	8,368,320
12,075	San Diego Community College Dist., GO, 5.00%, 5/1/28, Ser. A (FSA) (g)	Aaa/AAA	12,640,593
	San Diego Community Facs. Dist. No. 3, Special Tax, Ser. A,
890	5.60%, 9/1/21	NR/NR	906,234
580	5.70%, 9/1/26	NR/NR	590,573
1,700	5.75%, 9/1/36	NR/NR	1,733,252
	San Diego Unified School Dist., GO (FSA),
480	5.00%, 7/1/26, Ser. C	Aaa/AAA	514,834
11,000	5.00%, 7/1/26, Ser. E	Aaa/AAA	11,796,180
8,425	5.00%, 7/1/28, Ser. E	Aaa/AAA	9,034,802
1,500	San Diego Univ. Foundation Auxiliary Organization, Rev., 5.00%, 3/1/27, Ser. A (MBIA)	Aaa/AAA	1,555,365
3,000	San Jose, Libraries & Parks, GO, 5.125%, 9/1/31	Aa1/AA+	3,128,910

3.31.07 | PIMCO Municipal Income Fund III Semi-Annual Report 17

PIMCO California Municipal Income Fund III
Schedule of Investments
March 31, 2007 (unaudited) (continued)

Principal Amount (000)		Credit Rating (Moody’s/S&P)	Value
$15,700	San Marcos Public Facs. Auth., Tax Allocation, 5.00%, 8/1/33, Ser. A (FGIC) (g)	NR/NR	$16,381,537
	Santa Ana Unified School Dist., GO, Ser. B (FGIC),
2,515	zero coupon, 8/1/26	Aaa/AAA	1,072,346
3,520	zero coupon, 8/1/28	Aaa/AAA	1,368,400
2,500	zero coupon, 8/1/30	Aaa/AAA	885,425
3,780	zero coupon, 8/1/31	Aaa/AAA	1,277,451
3,770	zero coupon, 8/1/32	Aaa/AAA	1,215,486
1,250	Santa Clara Valley Transportation Auth., Sales Tax Rev., 5.00%, 6/1/26, Ser. A, (Pre-refunded @ $100, 6/1/11) (MBIA) (a)	Aaa/AAA	1,320,425
	Santa Margarita Water Dist., Community Facs. Dist. No. 99-1, Special Tax,
2,500	6.25%, 9/1/29	NR/NR	2,656,425
3,470	Escrow, 6.25%, 9/1/29	NR/NR	3,687,118
3,550	Santa Monica Community College Dist., GO, zero coupon, 8/1/27, Ser. C (MBIA)	Aaa/AAA	1,324,789
1,205	Sequoia Union High School Dist., GO, 5.00%, 7/1/23, (Pre-refunded @ $102, 7/1/11) (MBIA) (a)	Aaa/NR	1,294,929
4,250	Sonoma Cnty. Jr. College Dist., GO, 5.00%, 8/1/27, Ser. A, (Pre-refunded @ $100, 8/1/13) (FSA) (a)	Aaa/AAA	4,588,682
1,000	Sonoma Cnty. Water Agcy., Water Rev., 5.00%, 7/1/32, Ser. A (MBIA)	Aaa/AAA	1,042,390
	South Tahoe JT Powers Financing Auth. Rev.,
2,500	5.125%, 10/1/09	NR/NR	2,519,000
4,425	5.45%, 10/1/33	NR/BBB	4,606,292
	Southern CA Public Power Auth., Power Project Rev., Magnolia Power,
15,010	5.00%, 7/1/33, Ser. A (AMBAC) (g)	Aaa/AAA	15,695,957
12,200	5.00%, 7/1/33, Ser. 2003-A-1 (AMBAC)	Aaa/AAA	12,757,540
4,095	State Department Veteran Affairs Home Purchase Rev.,
	5.35%, 12/1/27, Ser. A (AMBAC)	Aaa/AAA	4,353,968
	State Public Works Board Lease Rev.,
5,385	CA State Univ., 5.00%, 10/1/19	A1/A	5,518,494
1,105	Patton, 5.375%, 4/1/28	A2/A	1,168,350
4,600	Univ. CA, M.I.N.D. Inst., 5.00%, 4/1/28, Ser. A	Aa2/AA–	4,785,748
3,505	Statewide Community Dev. Auth., Internext Group, CP, 5.375%, 4/1/30	NR/BBB	3,558,346
	Statewide Community Dev. Auth. Rev.,
2,500	Berkeley Montessori School, 7.25%, 10/1/33	NR/NR	2,642,750
	Health Fac.,
7,300	Jewish Home, 5.50%, 11/15/33 (CA St. Mtg.)	NR/A+	7,838,375
15,000	Memorial Health Services, 5.50%, 10/1/33, Ser. A	A3/A+	15,917,400
10,000	Sutter Health, 5.50%, 8/15/34, Ser. B	Aa3/AA–	10,642,700
1,795	Sunnyvale Financing Auth., Water & Wastewater Rev., 5.00%, 10/1/26 (AMBAC)	Aaa/AAA	1,860,661
2,000	Tamalpais Union High School Dist., GO, 5.00%, 8/1/26 (MBIA)	Aaa/AAA	2,085,220

18 PIMCO Municipal Income Fund III Semi-Annual Report | 3.31.07

PIMCO California Municipal Income Fund III
Schedule of Investments
March 31, 2007 (unaudited) (continued)

Principal Amount (000)		Credit Rating (Moody’s/S&P)	Value
$2,000	Temecula Public Financing Auth., Crowne Hill, Special Tax, 6.00%, 9/1/33, Ser. A	NR/NR	$2,085,700
	Tobacco Securitization Agcy. Rev., Alameda Cnty.
8,100	5.875%, 6/1/35	Baa3/NR	8,607,060
7,000	6.00%, 6/1/42	Baa3/NR	7,494,690
5,000	Gold Cnty., zero coupon, 6/1/33	NR/BBB	1,127,400
2,000	Kern Cnty., 6.125%, 6/1/43, Ser. A	NR/BBB	2,147,980
5,000	Tobacco Securitization Auth. of Southern California Rev., 5.00%, 6/1/37, Ser. A1	Baa3/BBB	4,976,500
2,950	Torrance Medical Center Rev., 5.50%, 6/1/31, Ser. A Univ. Rev. (FSA) (g),	A1/A+	3,132,340
5,500	4.75%, 5/15/35, Ser. F	NR/NR	5,626,390
21,125	5.00%, 9/1/33, Ser. Q, (Pre-refunded @ 101, 9/1/11) (a)	NR/NR	22,562,979
2,355	5.00%, 9/1/34, Ser. Q, (Pre-refunded @ 101, 9/1/11) (a)	NR/NR	2,515,305
4,000	Vernon Electric System Rev., Malburg Generating Station,
	5.50%, 4/1/33, (Pre-refunded @ $100, 4/1/08) (a)	Aaa/NR	4,078,480
1,000	West Basin Municipal Water Dist. Rev., CP, 5.00%, 8/1/30, Ser. A (MBIA)	Aaa/AAA	1,047,370
2,500	William S. Hart Union High School Dist., Special Tax, 6.00%, 9/1/33	NR/NR	2,647,150
2,750	Woodland Finance Auth., Lease Rev., 5.00%, 3/1/32 (XLCA)	Aaa/AAA	2,885,300
	Total California Municipal Bonds & Notes (cost–$585,144,433)		625,096,893
OTHER MUNICIPAL BONDS & NOTES–1.6%
	New York–0.5%
2,500	State Dormitory Auth. Rev., Hospital, 6.25%, 8/15/15 (FHA)	Aa2/AAA	2,794,550
	Puerto Rico–1.1%
1,500	Electric Power Auth., Power Rev., 5.125%, 7/1/29, Ser. NN	A3/BBB+	1,578,750
	Public Building Auth. Rev.,
4,420	5.00%, 7/1/36, Ser. I (GTD)	Baa3/BBB	4,585,397
290	5.25%, 7/1/36, Ser. D	Baa3/BBB	302,925
790	5.25%, 7/1/36, Ser. D, (Pre-refunded @ $100, 7/1/12) (a)	Baa3/BBB	848,981
			7,316,053
	Total Other Municipal Bonds & Notes (cost–$9,444,323)		10,110,603
CALIFORNIA VARIABLE RATE NOTES (d)–1.2%
	Golden State Tobacco Securitization Corp., Tobacco Settlement Rev.,
2,000	9.777%, 6/1/35 (FGIC)	Aaa/AAA	2,497,900
	Los Angeles Unified School Dist., GO (MBIA) (c),
1,745	8.488%, 1/1/23	NR/NR	2,004,621
2,090	11.579%, 1/1/11	NR/NR	3,172,181
	Total California Variable Rate Notes (cost–$7,231,057)		7,674,702

3.31.07 | PIMCO Municipal Income Fund III Semi-Annual Report 19

PIMCO California Municipal Income Fund III
Schedule of Investments
March 31, 2007 (unaudited) (continued)

Principal Amount (000)		Credit Rating (Moody’s/S&P)	Value
OTHER VARIABLE RATE NOTES (d)–0.6%
	Puerto Rico–0.6%
$3,800	Public Finance Corp. Rev., 5.75%, 8/1/27, Ser. A (cost–$4,007,563)	Ba1/BBB–	$4,073,448
U.S. TREASURY BILLS (f)–0.3%
2,145	4.95%-5.04%, 5/31/07-6/14/07 (cost–$2,123,516)		2,123,516
	Total Investments (cost–$607,950,892)–100.0%		$649,079,162

20 PIMCO Municipal Income Fund III Semi-Annual Report | 3.31.07 | See accompanying Notes to Financial Statements

PIMCO New York Municipal Income Fund III
Schedule of Investments
March 31, 2007 (unaudited)

Principal Amount (000)		Credit Ratings (Moody’s/S&P)	Value
NEW YORK MUNICIPAL BONDS & NOTES–89.5%
$ 750	Amherst Industrial Dev. Agcy. Rev., 5.20%, 1/1/40	NR/NR	$ 757,822
400	Dutchess Cnty. Industrial Dev. Agcy. Rev., 5.25%, 1/1/37	NR/NR	402,576
	East Rochester Housing Auth. Rev.,
2,800	St. Mary’s Residence Project, 5.375%, 12/20/22 (GNMA)	NR/AAA	3,037,580
1,400	Woodland Project, 5.50%, 8/1/33	NR/NR	1,429,484
1,300	Erie Cnty. Industrial Dev. Agcy., Orchard Park Rev., 6.00%, 11/15/36	NR/NR	1,389,999
1,000	Hudson Yards Infrastructure Corp. Rev., 4.50%, 2/15/47, Ser A. (MBIA)	AAA/AAA	987,160
	Liberty Dev. Corp. Rev., Goldman Sachs Headquarters,
1,060	5.25%, 10/1/35	Aa3/AA−	1,213,053
2,990	5.25%, 10/1/35 (g)	Aa3/AA−	3,421,726
1,000	Long Island Power Auth., Electric System Rev., 5.00%, 9/1/27, Ser. C	A3/A−	1,043,360
	Metropolitan Transportation Auth. Rev.,
5,000	5.00%, 11/15/31, Ser. F (MBIA)	Aaa/AAA	5,220,850
6,220	5.00%, 11/15/32, Ser. A (FGIC)(g)	Aaa/AAA	6,515,450
1,000	Monroe Tobacco Asset Securitization Corp., Tobacco Settlement Rev., 6.375%, 6/1/35, (Pre-refunded @ $101, 6/1/10) (a)	Aaa/AAA	1,091,960
2,190	Mortgage Agcy. Rev., 4.75%, 10/1/27, Ser. 128 (g)	Aa1/NR	2,250,685
2,000	Nassau Cnty. Tobacco Settlement Corp. Rev., 6.60%, 7/15/39, (Pre-refunded @ $101, 7/15/09) (a)	Aaa/AAA	2,150,820
	New York City, GO, Ser. I,
7,195	5.00%, 3/1/33	A1/AA−	7,451,214
465	5.375%, 3/1/27	A1/AA−	496,820
1,285	5.375%, 3/1/27, (Pre-refunded @ $100, 3/1/13) (a)	A1/AA−	1,401,806
5,000	New York City Municipal Water Finance Auth., Water & Sewer System Rev., 5.00%, 6/15/32, Ser. A	Aa2/AA+	5,158,000
5,000	New York City Trust for Cultural Res. Rev., 5.00%, 2/1/34 (FGIC)(g)	NR/NR	5,256,150
2,995	New York Cntys. Tobacco Settlement Trust Rev., 5.625%, 6/1/35	Ba1/BBB	3,114,830
1,000	Niagara Falls Public Water Auth., Water & Sewer System Rev., 5.00%, 7/15/34, Ser. A (MBIA)	Aaa/AAA	1,047,640
1,855	Sachem Central School Dist. of Holbrook, GO, 5.00%, 6/15/30 (MBIA)	Aaa/AAA	1,994,811
	State Dormitory Auth. Rev.,
1,400	Catholic Health of Long Island, 5.10%, 7/1/34	Baa1/BBB	1,443,470
2,250	Jewish Board Family & Children, 5.00%, 7/1/33 (AMBAC)	Aaa/AAA	2,356,605
2,000	Kaleida Health Hospital, 5.05%, 2/15/25 (FHA)	NR/AAA	2,081,000
3,250	Lenox Hill Hospital, 5.50%, 7/1/30	Ba2/NR	3,403,108
	Long Island Univ., Ser. A (Radian),
2,040	5.00%, 9/1/23	Aa3/AA	2,112,155
4,000	5.00%, 9/1/32	Aa3/AA	4,147,360
3,000	Lutheran Medical Hospital, 5.00%, 8/1/31 (FHA-MBIA)	Aaa/AAA	3,129,000

3.31.07 | PIMCO Municipal Income Funds III Semi-Annual Report 21

PIMCO New York Municipal Income Fund III
Schedule of Investments
March 31, 2007 (unaudited) (continued)

Principal Amount (000)		Credit Ratings (Moody’s/S&P)	Value
	Mount St. Mary College (Radian),
$ 2,000	5.00%, 7/1/27	NR/AA	$ 2,091,400
2,000	5.00%, 7/1/32	NR/AA	2,083,580
1,000	New York Univ., 5.00%, 7/1/31, Ser. 2 (AMBAC)	Aaa/AAA	1,036,230
6,150	North General Hospital, 5.00%, 2/15/25	NR/AA−	6,396,554
1,000	North Shore L.I. Jewish Group, 5.50%, 5/1/33	A3/NR	1,066,830
1,000	NY & Presbyterian Hospital Rev., 4.75%, 8/1/27 (AMBAC-FHA)	Aaa/AAA	1,011,260
7,000	Rockefeller Univ., Ser. A1, 5.00%, 7/1/32 (g)	Aaa/AAA	7,337,750
1,000	School Dist. Financing, 5.00%, 10/1/30, Ser. D (MBIA)	Aaa/AAA	1,047,860
1,250	Skidmore College, 5.00%, 7/1/28 (FGIC)	Aaa/NR	1,324,612
2,500	Sloan-Kettering Center Memorial, 5.00%, 7/1/34, Ser. 1	Aa2/AA	2,608,650
3,740	St. Barnabas Hospital, 5.00%, 2/1/31, Ser. A (AMBAC-FHA)	Aaa/AAA	3,888,478
3,600	State Personal Income Tax,
	5.00%, 3/15/32, (Pre-refunded @ $100, 3/15/13) (a)	Aa3/AAA	3,861,612
1,250	Student Housing Corp., 5.125%, 7/1/34 (FGIC)	Aaa/AAA	1,335,150
1,500	Teachers College, 5.00%, 7/1/32 (MBIA)	Aaa/NR	1,568,040
2,500	Winthrop-Nassau Univ., 5.75%, 7/1/28	Baa1/NR	2,687,925
620	Winthrop Univ. Hospital Assoc., 5.50%, 7/1/32, Ser. A	Baa1/NR	654,745
2,000	Yeshiva Univ., 5.125%, 7/1/34, (AMBAC)	Aaa/NR	2,136,240
	State Environmental Facs. Corp. Rev. (g),
5,575	4.75%, 7/15/28	NR/NR	5,764,160
8,855	4.75%, 7/15/33	NR/NR	9,130,745
7,375	State Housing Finance Agcy., Economic Dev. Rev., 5.00%, 3/15/33, Ser. A, (Pre-refunded @ $100, 3/15/13) (a)(g)	NR/NR	7,910,941
1,900	State Urban Dev. Corp., Personal Income Tax Rev., 5.00%, 3/15/33, Ser. C-1, (Pre-refunded @ $100, 3/15/13) (a)	Aa3/AAA	2,038,073
4,000	Triborough Bridge & Tunnel Auth. Rev., 5.00%, 11/15/32 (MBIA)(g)	Aaa/AAA	4,193,040
2,000	Warren & Washington Cntys. Industrial Dev. Agcy. Fac. Rev., Glens Falls Hospital, 5.00%, 12/1/35, Ser. A (FSA)	Aaa/AAA	2,091,980
1,250	Westchester Cnty. Industrial Dev. Agcy. Continuing Care Retirement Rev., Kendal on Hudson, 6.50%, 1/1/34	NR/NR	1,339,238
	Total New York Municipal Bonds & Notes (cost–$142,718,246)		150,111,587
OTHER MUNICIPAL BONDS & NOTES–9.2%
	California–3.9%
5,560	Golden State Tobacco Securitization Corp., Tobacco Settlement Rev., 6.75%, 6/1/39, Ser. 2003-A-1, (Pre-refunded @ $100, 6/1/13) (a)	Aaa/AAA	6,485,907
	District of Columbia–0.1%
175	Tobacco Settlement Financing Corp. Rev., 6.50%, 5/15/33	Baa3/BBB	208,702
	Puerto Rico–4.5%
	Children’s Trust Fund, Tobacco Settlement Rev.,
1,700	5.50%, 5/15/39	Baa3/BBB	1,781,549
580	5.625%, 5/15/43	Baa3/BBB	610,293

22 PIMCO Municipal Income Funds III Semi-Annual Report | 3.31.07

PIMCO New York Municipal Income Fund III
Schedule of Investments
March 31, 2007 (unaudited) (continued)

Principal Amount (000)		Credit Ratings (Moody’s/S&P)	Value
$1,000	Electric Power Auth., Power Rev., 5.125%, 7/1/29, Ser. NN	A3/BBB+	$1,052,500
4,000	Public Building Auth. Rev., Gov’t Facs., 5.00%, 7/1/36, Ser. I (GTD)	Baa3/BBB	4,149,680
			7,594,022
	Rhode Island–0.3%
500	Tobacco Settlement Financing Corp. Rev., 6.125%, 6/1/32, Ser. A	Baa3/BBB	534,625
	South Carolina–0.3%
370	Tobacco Settlement Rev. Management Auth., 6.375%, 5/15/30, Ser. B	Baa3/BBB	429,707
	Washington–0.1%
135	Tobacco Settlement Auth., Tobacco Settlement Rev., 6.625%, 6/1/32	Baa3/BBB	148,519
	Total Other Municipal Bonds & Notes (cost–$12,669,711)		15,401,482
NEW YORK VARIABLE RATE NOTES (d)–0.5%
700	State Urban Dev. Corp. Rev., 9.697%, 3/15/35 (cost–$766,259)	NR/AAA	875,385

NEW YORK VARIABLE RATE DEMAND NOTES (d)(e)–0.5%
	New York City, GO (MBIA),
400	3.76%, 4/2/07, Ser. B	VMIG1/A-1+	400,000
400	3.76%, 4/2/07, Ser. H	VMIG1/A-1	400,000
	Total New York Variable Rate Demand Notes (cost–$800,000)		800,000

U.S. TREASURY BILLS (f)–0.3%
510	4.95%-5.04%, 5/31/07-6/14/07 (cost–$504,931)		504,931
	Total Investments (cost–$157,459,147)–100.0%		$167,693,385

3.31.07 | PIMCO Municipal Income Funds III Semi-Annual Report 23

PIMCO New York Municipal Income Fund III
Schedule of Investments
March 31, 2007 (unaudited) (continued)

Notes to Schedule of Investments:

(a)	Pre-refunded bonds are collateralized by U.S. Government or other eligible securities which are held in escrow and used to pay principal and interest and retire the bonds at the earliest refunding date (payment date) and/or whose interest rates vary with changes in a designated base rate (such as the prime interest rate).

(b)	144A Security – Security exempt from registration, under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

(c)	Inverse Floater – The interest rate shown bears an inverse relationship to the interest rate on another security or the value of an index.

(d)	Variable Rate Notes – instruments whose interest rates change on specified date (such as a coupon date or interest payment date) and/or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). The interest rate disclosed reflects the rate in effect on March 31, 2007.

(e)	Maturity date shown is date of next put.

(f)	All or partial amount segregated as collateral for futures contracts.

(g)	Residual Interest Bonds held in trust – Securities represent underlying bonds transferred to a separate securitization trust established in a tender option bond transaction in which the Funds acquired the residual interest certificates. These securities serve as collateral in a financing transaction.

Glossary

AMBAC – insured by American Municipal Bond Assurance Corp.

CA Mtg. Ins. – insured by California Mortgage Insurance

CA St. Mtg. – insured by California State Mortgage

CP – Certificates of Participation

FGIC – insured by Financial Guaranty Insurance Co.

FHA – insured by Federal Housing Administration

FSA – insured by Financial Security Assurance, Inc.

GNMA – insured by Government National Mortgage Association

GO – General Obligation Bond

GTD – Guaranteed

MBIA – insured by Municipal Bond Investors Assurance

NR – Not Rated

PSF – Public School Fund

Radian – insured by Radian Guaranty, Inc.

TCRS – Temporary Custodian Receipts

XLCA – insured by XL Capital Assurance

24 PIMCO Municipal Income Funds III Semi-Annual Report | 3.31.07 | See accompanying Notes to Financial Statements

PIMCO Municipal Income Funds III
Statements of Assets and Liabilities
March 31, 2007 (unaudited)

	Municipal III	California Municipal III	New York Municipal III
Assets:
Investments, at value (cost-$877,250,584, $607,950,892 and $157,459,147, respectively)	$935,285,319	$649,079,163	$167,693,385
Cash	—	—	1,662,754
Interest receivable	12,508,079	8,281,485	1,908,818
Receivable for variation margin on futures contracts	663,100	443,200	110,937
Prepaid expenses and other assets	88,167	493,154	60,060
Total Assets	948,544,665	658,297,002	171,435,954
Liabilities:
Payable for floating rate notes	192,396,268	144,258,275	38,823,917
Payable to custodian	7,006,768	3,688,328	—
Dividends payable to common and preferred shareholders	2,299,117	1,618,635	389,101
Interest payable	1,658,710	1,174,038	375,099
Payable for investments purchased	—	—	401,132
Investment management fees payable	316,963	216,092	55,655
Accrued expenses and other payables	479,500	48,678	668,893
Total Liabilities	204,157,326	151,004,046	40,713,797
Preferred shares ($0.00001 par value and $25,000 net asset and liquidation value per share applicable to an aggregate of 10,800, 7,400 and 1,880 shares issued and outstanding, respectively)	270,000,000	185,000,000	47,000,000
Net Assets Applicable to Common Shareholders	$474,387,339	$322,292,956	$83,722,157
Composition of Net Assets Applicable to Common Shareholders:
Common Stock:
Par value ($0.00001 per share)	$314	$215	$55
Paid-in-capital in excess of par	446,242,772	305,331,408	78,106,209
Dividends in excess of net investment income	(845,883)	(1,259,054)	(365,022)
Accumulated net realized loss on investments	(33,706,085)	(25,008,410)	(5,512,132)
Net unrealized appreciation of investments and futures contracts	62,696,221	43,228,797	11,493,047
Net Assets Applicable to Common Shareholders	$474,387,339	$322,292,956	$83,722,157
Common Shares Outstanding	31,415,801	21,499,599	5,504,777
Net Asset Value Per Common Share	$15.10	$14.99	$15.21

See accompanying Notes to Financial Statements | 3.31.07 | PIMCO Municipal Income Funds III Semi-Annual Report 25

PIMCO Municipal Income Funds III
Statements of Operations
March 31, 2007 (unaudited)

	Municipal III	California Municipal III	New York Municipal III
Investment Income:
Interest	$24,145,537	$16,250,066	$4,173,364
Expenses:
Interest expense	3,184,247	2,908,197	785,538
Investment management fees	2,408,039	1,643,728	423,730
Auction agent fees and commissions	348,015	235,294	61,196
Custodian and accounting agent fees	68,257	128,973	83,623
Shareholder Communications	46,085	22,929	3,730
Audit and tax services	30,094	25,218	17,398
Trustees’ fees and expenses	27,998	18,002	11,718
Transfer agent fees	16,415	14,909	15,824
New York Stock Exchange listing fees	10,835	8,768	9,152
Insurance expense	8,694	5,707	2,541
Legal fees	8,444	5,936	1,563
Investor relations	4,636	3,548	1,517
Miscellaneous	10,234	8,833	10,932
Total expenses	6,171,993	5,030,042	1,428,462
Less: investment management fees waived	(555,702)	(379,322)	(97,784)
custody credits earned on cash balances	(43,786)	(34,263)	(13,911)
Net expenses	5,572,505	4,616,457	1,316,767
Net Investment Income	18,573,032	11,633,609	2,856,597
Realized and Change In Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	549,706	263,764	313,270
Futures contracts	(4,032,595)	(2,741,616)	(669,925)
Options written	218,951	165,849	32,355
Net change in unrealized appreciation of:
Investments	1,894,038	2,291,390	8,023
Futures contracts	6,814,423	4,383,667	1,117,062
Options written	243,573	212,874	31,202
Net realized and change in unrealized gain on investments, futures contracts and options written	5,688,096	4,575,928	831,987
Net Increase in Net Assets Resulting from Investment Operations	24,261,128	16,209,537	3,688,584
Dividends on Preferred Shares from Net Investment Income	(4,661,903)	(3,015,447)	(780,799)
Net Increase in Net Assets Applicable to Common Shareholders Resulting from Investment Operations	$19,599,225	$13,194,090	$2,907,785

26 PIMCO Municipal Income Funds III Semi-Annual Report | 3.31.07 | See accompanying Notes to Financial Statements

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3.31.07 | PIMCO Municipal Income Funds III Semi-Annual Report 27

PIMCO Municipal Income Funds III
Statements of Changes in Net Assets
Applicable to Common Shareholders

	Municipal III
	Six Months ended March 31, 2007 (unaudited)	Year ended September 30, 2006
Investment Operations:
Net investment income	$18,573,032	$35,260,941
Net realized gain (loss) on investments, futures contracts and options written	(3,263,938)	6,330,979
Net change in unrealized appreciation/depreciation of investments, futures contracts and options written	8,952,034	1,391,010
Net increase in net assets resulting from investment operations	24,261,128	42,982,930
Dividends on Preferred Shares from Net Investment Income	(4,661,903)	(8,494,652)
Net increase in net assets applicable to common shareholders resulting from investment operations	19,599,225	34,488,278
Dividends on Common Shareholders from Net Investment Income	(13,177,110)	(27,885,144)
Capital Share Transactions:
Reinvestment of dividends	1,453,888	2,420,836
Total increase in net assets applicable to common shareholders	6,422,115	9,023,970
Net Assets Applicable to Common Shareholders:
Beginning of period	466,511,336	457,487,366
End of period (including dividends in excess of net investment income of $(845,883) and $(1,579,902); $(1,259,054) and $(17,465); $(365,022) and $(181,080); respectively)	$472,933,451	$466,511,336
Common Shares Issued in Reinvestment of Dividends	96,094	164,906

28 PIMCO Municipal Income Funds III Semi-Annual Report | 3.31.07 | See accompanying Notes to Financial Statements

California Municipal III		New York Municipal III
Six Months ended March 31, 2007 (unaudited)	Year ended September 30, 2006	Six Months ended March 31, 2007 (unaudited)	Year ended September 30, 2006
$11,633,609	$23,693,004	$2,856,597	$5,883,175
(2,312,003)	3,900,907	(324,300)	1,238,948
6,887,931	(1,057,635)	1,156,287	(528,825)
16,209,537	26,536,276	3,688,584	6,593,298
(3,015,447)	(5,334,873)	(780,799)	(1,423,170)
13,194,090	21,201,403	2,907,785	5,170,128
(9,859,751)	(20,551,567)	(2,259,740)	(4,819,623)
722,333	1,623,866	238,024	442,975
3,334,339	2,273,702	648,045	793,480
318,236,284	315,962,582	82,836,088	82,042,608
$321,570,623	$318,236,284	$83,484,133	$82,836,088
44,589	108,206	15,376	29,518

See accompanying Notes to Financial Statements | 3.31.07 | PIMCO Municipal Income Funds III Semi-Annual Report 29

PIMCO Municipal Income Fund III
Statement of Cash Flows
For the six months ended March 31, 2007 (unaudited)

Cash Flows provided by Operating Activities:
Purchases of long-term investments	$(22,628,810)
Proceeds from sales of long-term investments	17,110,600
Interest received	19,410,557
Net cash provided by options written	129,774
Operating expenses paid	(2,410,330)
Net cash provided by futures transactions	2,066,778
Net decrease in short-term investments	41,395
Net cash provided by operating activities	13,719,964
Cash Flows from Financing Activities:
Custody overdraft	7,006,768
Cash dividends paid (excluding reinvestment of dividends of $1,453,888)	(16,379,624)
Net cash used for financing activities*	(9,372,856)
Net increase in cash	4,347,108
Cash at beginning of period	(4,347,108)
Cash at end of period	—
Reconciliation of Net Increase in Net Assets From Investment Operations to Net Cash Provided by Operating Activities:
Net increase in net assets resulting from investment operations	24,261,128
Decrease in receivable for investments sold	3,460,000
Decrease in interest receivable	422,047
Decrease in premium on options written	(89,177)
Increase in prepaid expenses and other assets	(20,771)
Increase in investment management fees payable	14,565
Decrease in variation margin payable on futures contracts	(64,763)
Increase in variation margin receivable on futures contracts	(650,287)
Increase in net unrealized appreciation on options written	(243,573)
Decrease in accrued expenses and other payables	(15,866)
Net increase in investments	(13,353,339)
Net cash provided by operating activities	$13,719,964

*	Supplemental Disclosure

Non-cash financing activity not included consists of interest expense on floating rate notes issued of $3,184,247.

30 PIMCO Municipal Income Funds III Semi-Annual Report | 3.31.07 | See accompanying Notes to Financial Statements

PIMCO California Municipal Income Fund III
Statement of Cash Flows
For the six months ended March 31, 2007 (unaudited)

Cash Flows provided by Operating Activities:
Purchases of long-term investments	$(6,362,419)
Proceeds from sales of long-term investments	6,834,780
Interest received	13,363,856
Net cash provided by options written	87,911
Operating expenses paid	(1,770,863)
Net cash provided by futures transactions	1,184,138
Net increase in short-term investments	(7,928)
Net cash provided by operating activities	13,329,475
Cash Flows from Financing Activities:
Custody overdraft	3,688,328
Cash dividends paid (excluding reinvestment of dividends of $722,333)	(12,300,404)
Net cash used for financing activities*	(8,612,076)
Net increase in cash	4,717,399
Cash at beginning of period	(4,717,399)
Cash at end of period	—
Reconciliation of Net Increase in Net Assets From Investment Operations to Net Cash Provided by Operating Activities:
Net increase in net assets resulting from investment operations	16,209,537
Decrease in interest receivable	80,767
Decrease in premium on options written	(77,938)
Increase in prepaid expenses and other assets	(13,452)
Increase in investment management fees payable	9,383
Decrease in variation margin payable on futures contracts	(16,425)
Increase in variation margin receivable on futures contracts	(441,487)
Increase in net unrealized appreciation on options written	(212,874)
Decrease in accrued expenses and other payables	(58,534)
Net increase in investments	(2,149,502)
Net cash provided by operating activities	$13,329,475

*	Supplemental Disclosure

Non-cash financing activity not included consists of interest expense on floating rate notes issued of $2,908,197.

See accompanying Notes to Financial Statements | 3.31.07 | PIMCO Municipal Income Funds III Semi-Annual Report 31

PIMCO New York Municipal Income Fund III
Statement of Cash Flows
For the six months ended March 31, 2007 (unaudited)

Cash Flows provided by Operating Activities:
Purchases of long-term investments	$(7,275,534)
Proceeds from sales of long-term investments	12,178,644
Interest received	3,379,542
Net cash provided by options written	20,931
Operating expenses paid	(568,656)
Net cash provided by futures transactions	330,669
Net increase in short-term investments	(2,413)
Net cash provided by operating activities	8,063,183
Cash Flows from Financing Activities:
Cash dividends paid (excluding reinvestment of dividends of $2,750,671)	(2,818,284)
Net cash used for financing activities*	(2,818,284)
Net increase in cash	5,244,899
Cash at beginning of period	(3,582,145)
Cash at end of period	1,662,754
Reconciliation of Net Increase in Net Assets From Investment Operations to Net Cash Provided by Operating Activities:
Net increase in net assets resulting from investment operations	3,688,584
Increase in payable for investments purchased	401,132
Decrease in interest receivable	35,767
Decrease in premium on options written	(11,423)
Increase in prepaid expenses and other assets	(13,115)
Increase in investment management fees payable	2,368
Decrease in variation margin payable on futures contracts	(9,187)
Increase in variation margin receivable on futures contracts	(107,281)
Increase in net unrealized appreciation on options written	(31,202)
Decrease in accrued expenses and other payables	(26,680)
Net decrease in investments	4,134,220
Net cash provided by operating activities	$8,063,183

*	Supplemental Disclosure

Non-cash financing activity not included consists of interest expense on floating rate notes issued of $785,538.

32 PIMCO Municipal Income Funds III Semi-Annual Report | 3.31.07 | See accompanying Notes to Financial Statements

PIMCO Municipal Income Funds III Semi-Annual
Notes to Financial Statements
March 31, 2007 (unaudited)

1. Organization and Significant Accounting Policies

PIMCO Municipal Income Fund III (‘‘Municipal III’’), PIMCO California Municipal Income Fund III (‘‘California Municipal III’’) and PIMCO New York Municipal Income Fund III (‘‘New York Municipal III’’), collectively referred to as the ‘‘Funds’’ or ‘‘PIMCO Municipal Income Funds III’’, were organized as Massachusetts business trusts on August 20, 2002. Prior to commencing operations on October 31, 2002, the Funds had no operations other than matters relating to their organization and registration as non-diversified, closed-end management investment companies registered under the Investment Company Act of 1940 and the rules and regulations thereunder, as amended. Allianz Global Investors Fund Management LLC (the ‘‘Investment Manager’’), serves as the investment manager and is an indirect, wholly-owned subsidiary of Allianz Global Investors of America L.P. (‘‘Allianz Global’’). Allianz Global is an indirect majority-owned subsidiary of Allianz SE, a publicly traded insurance and financial services company. The Funds have an unlimited amount of $0.00001 par value common stock authorized.

Municipal III invests substantially all of its assets in a portfolio of municipal bonds, the interest from which is exempt from federal income taxes. California Municipal III invests substantially all of its assets in municipal bonds which pay interest that is exempt from federal and California state income taxes. New York Municipal III invests substantially all of its assets in municipal bonds which pay interest that is exempt from federal, New York State and New York City income taxes. The Funds will seek to avoid bonds generating interest income which could potentially subject individuals to alternative minimum tax. The issuers’ abilities to meet their obligations may be affected by economic and political developments in a specific state or region.

The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

In July 2006, the Financial Accounting Standards Board issued interpretation No. 48, ‘‘Accounting for Uncertainty in Income Taxes – an Interpretation of FASB Statement No. 109’’ (the ‘‘Interpretation’’). The Interpretation establishes for all entities, including pass-through entities such as the Funds, a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns (including whether an entity is taxable in a particular jurisdiction), and requires certain expanded tax disclosures. The Interpretation is effective for fiscal years beginning after December 15, 2006, and is to be applied to all open tax years as of the date of effectiveness. Fund management has recently begun to evaluate the application of the Interpretation, and is not in a position at this time to estimate the significance of its impact, if any, on the Funds’ financial statements. On December 22, 2006, the Securities & Exchange Commission announced that it would not object if a fund implements Interpretation 48 in its NAV calculation as late as its last NAV calculation in the first required financial statement reporting period for its fiscal year beginning after December 15, 2006. Consequently, the Funds will be required to comply with the Interpretation by March 31, 2008.

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards (‘‘SFAS’’) 157, Fair Value Measurements, which clarifies the definition of fair value and requires companies to expand their disclosure about the use of fair value to measure assets and liabilities in interim and annual periods subsequent to initial recognition. Adoption of SFAS 157 requires the use of the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. SFAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. At this time, the Funds are in the process of reviewing the Standard against its current valuation policies to determine future applicability.

In the normal course of business the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds based upon events that have not been asserted. However, the Funds expect the risk of any loss to be remote.

The following is a summary of significant accounting policies consistently followed by the Funds:

(a) Valuation of Investments

Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Portfolio securities and other financial instruments for which market quotations are not readily available or if a development/event occurs that may significantly impact the value of a security are fair-valued, in good faith, pursuant to guidelines established by the Board of Trustees, including certain fixed income securities which may be valued with reference to securities whose prices are more readily available. The Funds’ investments are valued daily using prices supplied by an independent pricing service or dealer quotations, or by using the last sale price on the

3.31.07 | PIMCO Municipal Income Funds III Semi-Annual Report 33

PIMCO Municipal Income Funds III Semi-Annual
Notes to Financial Statements
March 31, 2007 (unaudited)

1. Organization and Significant Accounting Policies (continued)

exchange that is the primary market for such securities, or the last quoted mean price for those securities for which the over-the-counter market is the primary market or for listed securities in which there were no sales. Independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Exchange traded options and futures are valued at the settlement price determined by the relevant exchange. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Short-term securities maturing in 60 days or less are valued at amortized cost, if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days. The prices used by the Funds to value securities may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements. The Funds’ net asset values are determined daily as of the close of regular trading (normally, 4:00 p.m. Eastern time) on the New York Stock Exchange (‘‘NYSE’’) on each day the NYSE is open for business.

(b) Investment Transactions and Investment Income

Investment transactions are accounted for on the trade date. Securities purchased and sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses on investments are determined on the identified cost basis. Interest income is recorded on an accrual basis. Discounts or premiums on debt securities purchased are accreted or amortized to interest income over the lives of the respective securities using the effective interest method. Dividend income is recorded on the ex-dividend date.

(c) Federal Income Taxes

The Funds intend to distribute all of their taxable income and to comply with the other requirements of the U.S. Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, no provision for U.S. federal income taxes is required.

(d) Dividends and Distributions — Common Stock

The Funds declare dividends from net investment income monthly to common shareholders. Distributions of net realized capital gains, if any, are paid at least annually. The Funds record dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These ‘‘book-tax’’ differences are considered either temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal income tax treatment; temporary differences do not require reclassification. To the extent dividends and/or distributions exceed current and accumulated earnings and profits for federal income tax purposes; they are reported as dividends and/or distributions of paid-in capital.

(e) Futures Contracts

A futures contract is an agreement between two parties to buy and sell a financial instrument at a set price on a future date. Upon entering into such a contract, the Funds are required to pledge to the broker an amount of cash or securities, equal to the minimum ‘‘initial margin’’ requirements of the exchange. Pursuant to the contracts, the Funds agree to receive from or pay to the broker an amount of cash or securities equal to the daily fluctuation in the value of the contracts. Such receipts or payments are known as ‘‘variation margin’’ and are recorded by the Funds as unrealized appreciation or depreciation. When the contracts are closed, the Funds record a realized gain or loss equal to the difference between the value of the contracts at the time they were opened and the value at the time they were closed. Any unrealized appreciation or depreciation recorded is simultaneously reversed. The use of futures transactions involves the risk of an imperfect correlation in the movements in the price of futures contracts, interest rates and the underlying hedged assets, and the possible inability of counterparties to meet the terms of their contracts.

(f) Option Transactions

The Funds may purchase and write (sell) put and call options on securities for hedging purposes, risk management purposes or as part of its investment strategy. The risk associated with purchasing an option is that the Funds pay a premium whether or not the option is exercised. Additionally, the Funds bear the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as portfolio securities. The cost of securities acquired through the exercise of call options is increased by the premiums paid. The proceeds from securities sold through the exercise of put options is decreased by the premiums paid.

34 PIMCO Municipal Income Funds III Semi-Annual Report | 3.31.07

PIMCO Municipal Income Funds III Semi-Annual
Notes to Financial Statements
March 31, 2007 (unaudited)

1. Organization and Significant Accounting Policies (continued)

When an option is written, the premium received is recorded as an asset with an equal liability which is subsequently marked to market to reflect the current market value of the option written. These liabilities are reflected as options written in the Statements of Assets and Liabilities. Premiums received from writing options which expire unexercised are recorded on the expiration date as a realized gain. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchased transactions, as a realized loss. If a call option written by the Funds is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether there has been a realized gain or loss. If a put option written by the Funds is exercised, the premium reduces the cost basis of the security. In writing an option, the Funds bear the market risk of an unfavorable change in the price of the security underlying the written option. Exercise of a written option could result in the Funds purchasing a security at a price different from the current market value.

(g) Inverse Floating Rate Transactions — Residual Interest Municipal Bonds (‘‘RIBs’’)/Residual Interest Tax Exempt Bonds (‘‘RITEs’’)

The Funds invest in RIBs and RITEs (‘‘Inverse Floaters’’) whose interest rates bear an inverse relationship to the interest rate on another security or the value of an index. In these transactions, the Funds transfer a fixed rate municipal bond (‘‘Fixed Rate Bond’’) to a broker who places the Fixed Rate Bond in a special purpose trust (‘‘Trust’’) from which floating rate bonds (‘‘Floating Rate Notes’’) and Inverse Floaters are issued. The Funds simultaneously or within a short period of time receive the Inverse Floaters from the broker. The Inverse Floaters held by the Funds provide the Funds with the right to: (1) cause the holders of the Floating-Rate Notes to tender their notes at par, and (2) cause the broker to transfer the Fixed-Rate Bond held by the Trust to the Funds, thereby collapsing the Trust. Pursuant to Statement of Financial Accounting Standards No. 140 (‘‘FASB Statement No. 140’’). the Funds account for the transaction described above as a secured borrowing by including the Fixed-Rate Bond in their Schedule of Investments, and recording for the Floating-Rate Notes as a liability under the caption ‘‘Payable for floating rate notes’’ in the Funds’ ‘‘Statements of Assets and Liabilities’’. The Floating Rate Notes have interest rates that generally reset weekly and their holders have the option to tender their notes to the broker for redemption at par at each reset date.

The Funds may also invest in Inverse Floaters without transferring a fixed rate municipal bond into a special purpose trust which are not accounted for as secured borrowings.

Inverse Floaters are created by dividing the income stream provided by the underlying bonds to create two securities, one short-term and one long-term. The interest rate on the short-term component is reset by an index or auction process typically every 7 to 35 days. After income is paid on the short-term securities at current rates, the residual income from the underlying bond(s) goes to the long-term securities. Therefore, rising short-term rates result in lower income for the long-term component and visa versa. The longer-term bonds may be more volatile and less liquid than other municipal bonds of comparable maturity. Investments in Inverse Floaters typically will involve greater risk than investments in Fixed Rate Bonds. The Funds may also invest in Inverse Floaters for the purpose of increasing leverage.

The Funds’ investment policies and restrictions expressly permits investment in Inverse Floaters. The Funds’ restrictions on borrowings do not apply to the secured borrowings deemed to have occurred for accounting purposes pursuant to FASB Statement No. 140. Inverse Floaters held by the Funds are exempt from registration under Rule 144A of the Securities Act of 1933.

(h) When-Issued/Delayed-Delivery Transactions

When-issued or delayed-delivery basis transactions involve a commitment to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery purchases are outstanding, the Funds will set aside and maintain until the settlement date in a designated account, liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed-delivery basis, the Funds assume the rights and risks of ownership of the security, including the risk of price and yield fluctuations, consequently, such fluctuations are taken into account when determining its net asset value. The Funds may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a realized gain or loss. When a security on a delayed-delivery basis is sold, the Funds do not participate in future gains and losses with respect to the security.

(i) Custody Credits Earned on Cash Balances

The Funds benefit from an expense offset arrangement with its custodian bank whereby uninvested cash balances earn credits which reduce monthly custodian and accounting agent expenses. Had these cash balances been invested in income producing securities, they would have generated income for the Funds.

3.31.07 | PIMCO Municipal Income Funds III Semi-Annual Report 35

PIMCO Municipal Income Funds III Semi-Annual
Notes to Financial Statements
March 31, 2007 (unaudited)

2. Investment Manager/Sub-Adviser

Each Fund has an Investment Management Agreement (the ‘‘Agreement’’) with the Investment Manager. Subject to the supervision of the Funds’ Board of Trustees, the Investment Manager is responsible for managing, either directly or through others selected by it, each Fund’s investment activities, business affairs and administrative matters. Pursuant to the respective Agreement, the Investment Manager receives an annual fee, payable monthly, at an annual rate of 0.65% of each Fund’s average daily net assets, inclusive of net assets attributable to any preferred shares that may be outstanding. In order to reduce each Fund’s expenses, the Investment Manager has contractually agreed to waive a portion of its investment management fee for each Fund at the annual rate of 0.15% of each Fund’s average daily net assets, including net assets attributable to any preferred shares that may be outstanding, from the commencement of operations through October 31, 2007, and for a declining amount thereafter through October 31, 2009.

The Investment Manager has retained its affiliate, Pacific Investment Management Company LLC (the ‘‘Sub-Adviser’’), to manage the Funds’ investments. Subject to the supervision of the Investment Manager, the Sub-Adviser is responsible for making all of the Funds’ investment decisions. The Investment Manager, and not the Funds, pays a portion of the fees it receives to the Sub-Adviser in return for its services, at the maximum annual rate of 0.50% of each Fund’s average daily net assets, inclusive of net assets attributable to any preferred shares that may be outstanding. The Sub-Adviser has contractually agreed to waive a portion of the fees it is entitled to receive from the Investment Manager, such that the Sub-Adviser will receive 0.26% of each Fund’s average daily net assets, including net assets attributable to any preferred shares that may be outstanding, from the commencement of the Funds’ operations through October 31, 2007, and will receive an increasing amount not to exceed 0.40% of each Fund’s average daily net assets, inclusive of net assets attributable to any preferred shares that may be outstanding thereafter through October 31, 2009.

3. Investments in Securities

For the six months ended March 31, 2007, purchases and sales of investments, other than short-term securities and U.S. government obligations, were:

	Municipal III	California Municipal III	New York Municipal III
Purchases	$22,628,810	$6,362,420	$7,112,550
Sales	11,891,600	6,834,780	11,615,660

36 PIMCO Municipal Income Funds III Semi-Annual Report | 3.31.07

PIMCO Municipal Income Funds III Semi-Annual
Notes to Financial Statements
March 31, 2007 (unaudited)

3. Investments in Securities (continued)

(a) Futures contracts outstanding at March 31, 2007:

Fund	Type	Contracts	Market Value (000)	Expiration Date	Unrealized Appreciation (Depreciation)
Municipal III	Long: Financial Future Euro—90 day	57	$13,500	6/18/07	$ (49,263)
	Financial Future Euro—90 day	57	13,527	9/17/07	(24,113)
	Financial Future Euro—90 day	57	13,555	12/17/07	3,675
	Financial Future Euro—90 day	57	13,577	3/17/08	26,475
	U.S. Treasury Notes 5 yr. Futures	812	85,907	6/29/08	433,016
	Short: U.S. Treasury Bond Futures	(2,222)	(247,198)	6/30/07	3,945,399
	U.S. Treasury Notes 10 yr. Futures	(190)	(20,544)	6/20/07	(17,813)
					$4,317,376
California Municipal III	Long: Financial Future Euro—90 day	124	$29,368	6/18/07	$ (95,375)
	Financial Future Euro—90 day	124	29,427	9/17/07	(40,150)
	Financial Future Euro—90 day	124	29,489	12/17/07	20,300
	Financial Future Euro—90 day	124	29,535	3/17/08	69,900
	U.S. Treasury Notes 5 yr. Futures	284	30,046	6/29/07	150,875
	Short: U.S. Treasury Bond Futures	(1,378)	(153,303)	6/30/07	2,487,617
	U.S. Treasury Notes 10 yr. Futures	(317)	(34,276)	6/20/07	(29,719)
					$2,563,448
New York Municipal III	Long: U.S. Treasury Notes 5 yr. Futures	117	$12,378	6/29/07	$62,914
	Short: U.S. Treasury Bond Futures	(358)	(39,828)	6/30/07	636,359
	U.S. Treasury Notes 10 yr. Futures	(51)	(5,514)	6/20/07	(4,781)
					$694,492

3.31.07 | PIMCO Municipal Income Funds III Semi-Annual Report 37

PIMCO Municipal Income Funds III Semi-Annual
Notes to Financial Statements
March 31, 2007 (unaudited)

3. Investments in Securities (continued)

(b) Transactions in options written for the six months ended March 31, 2007:

	Contracts/Notional	Premiums
Municipal III:
Options outstanding, September 30, 2006	484	$ 89,177
Options written	310	129,774
Options expired	(794)	(218,951)
Options outstanding, March 31, 2007	—	$ —

California Municipal III:
Options outstanding, September 30, 2006	423	$ 77,938
Options written	210	87,911
Options expired	(633)	(165,849)
Options outstanding, March 31, 2007	—	$ —

New York Municipal III:
Options outstanding, September 30, 2006	62	$ 11,423
Options written	50	20,931
Options expired	(112)	(32,354)
Options outstanding, March 31, 2007	—	$ —

4. Income Tax Information

The cost of investments for federal income tax purposes and gross unrealized appreciation and gross unrealized depreciation of investments at March 31, 2007 were:

	Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Municipal III	$877,250,584	$65,949,855	$7,915,120	$58,034,735
California Municipal III	607,950,892	47,140,725	6,012,455	41,128,270
New York Municipal III	157,459,147	12,646,502	2,412,264	10,234,238

5. Auction Preferred Shares

Municipal III has issued 2,160 shares of Preferred Shares Series A, 2,160 shares of Preferred Shares Series B, 2,160 shares of Preferred Shares Series C, 2,160 shares of Preferred Shares Series D and 2,160 shares of Preferred Shares Series E, each with a net asset and liquidation value of $25,000 per share plus accrued dividends.

California Municipal III has issued 3,700 shares of Preferred Shares Series A and 3,700 shares of Preferred Shares Series B, each with a net asset and liquidation value of $25,000 per share plus accrued dividends.

New York Municipal III has issued 1,880 shares of Preferred Shares Series A with a net asset and liquidation value of $25,000 per share plus accrued dividends.

Dividends are accumulated daily at an annual rate (typically re-set every seven days) through auction procedures. Distributions of net realized capital gains, if any, are paid annually.

38 PIMCO Municipal Income Funds III Semi-Annual Report | 3.31.07

PIMCO Municipal Income Funds III Semi-Annual
Notes to Financial Statements
March 31, 2007 (unaudited)

5. Auction Preferred Shares (continued)

For the six months ended March 31, 2007, the annualized dividend rates ranged from:

	High	Low	At March 31, 2007
Municipal III:
Series A	5.32%	3.10%	3.10%
Series B	3.61%	3.10%	3.50%
Series C	4.25%	3.00%	3.60%
Series D	3.80%	3.25%	3.60%
Series E	5.32%	3.35%	3.35%
California Municipal III:
Series A	5.32%	2.98%	3.20%
Series B	3.40%	2.95%	3.30%
New York Municipal III:
Series A	5.32%	3.00%	3.15%

The Funds are subject to certain limitations and restrictions while Preferred Shares are outstanding. Failure to comply with these limitations and restrictions could preclude the Funds from declaring any dividends or distributions to common shareholders or repurchasing common shares and/or could trigger the mandatory redemption of Preferred Shares at their liquidation value.

6. Subsequent Common Dividend Declarations

On April 2, 2007, the following dividends were declared to common shareholders payable May 1, 2007 to shareholders of record on April 12, 2007:

Municipal III	$0.070 per common share
California Municipal III	$0.073 per common share
New York Municipal III	$0.067 per common share

On May 1, 2007 the following dividends were declared to common shareholders payable June 1, 2007 to shareholders of record on May 11, 2007:

Municipal III	$0.070 per common share
California Municipal III	$0.073 per common share
New York Municipal III	$0.067 per common share

7. Legal Proceedings

In June and September 2004, the Investment Manager, certain of its affiliates (including Allianz Global Investors Distributors LLC and PEA Capital LLC) and Allianz Global, agreed to settle, without admitting or denying the allegations, claims brought by the Securities and Exchange Commission (the ‘‘Commission’’), the New Jersey Attorney General and the California Attorney General alleging violations of federal and state securities laws with respect to certain open-end funds for which the Investment Manager serves as investment adviser. Two settlements (with the Commission and New Jersey) related to an alleged ‘‘market timing’’ arrangement in certain open-end funds sub-advised by PEA Capital LLC. Two settlements (with the Commission and California) related to the alleged use of cash and fund portfolio commissions to finance ‘‘shelf-space’’ arrangements with broker-dealers for open-end funds. The Investment Manager and its affiliates agreed to pay a total of $68 million to settle the claims related to market timing and $20.6 million to settle the claims related to shelf space. In addition to monetary payments, the settling parties agreed to undertake certain corporate governance, compliance and disclosure reforms related to market timing, brokerage commissions, revenue sharing and shelf space arrangements, and consented to cease and desist orders and censures. None of the settlements allege that any inappropriate activity took place with respect to the Funds.

Since February 2004, the Investment Manager and certain of its affiliates and their employees have been named as defendants in a number of pending lawsuits concerning ‘‘market timing,’’ and ‘‘revenue sharing/shelf-space/directed

3.31.07 | PIMCO Municipal Income Funds III Semi-Annual Report 39

PIMCO Municipal Income Funds III Semi-Annual
Notes to Financial Statements
March 31, 2007 (unaudited)

7. Legal Proceedings (continued)

brokerage,’’ which allege the same or similar conduct underlying the regulatory settlements discussed above. The market timing lawsuits have been consolidated in a multi-district litigation proceeding in the United States District Court for the District of Maryland, and the revenue sharing/shelf-space/directed brokerage lawsuits have been consolidated in the United States District Court for the District of Connecticut. Any potential resolution of these matters may include, but not be limited to, judgments or settlements for damages against the Investment Manager or their affiliates or related injunctions.

The Investment Manager and the Sub-Adviser believe that these matters are not likely to have a material adverse effect on the Funds or on their ability to perform their respective investment advisory activities relating to the Funds.

The foregoing speaks only as of the date hereof.

8. Corporate Changes:

On December 12, 2006, the Fund’s Board of Trustees appointed John C. Maney, as Class III (interested) Trustee, and appointed Hans W. Kertess as Chairman of the Board of Trustees, effective January 1, 2007.

40 PIMCO Municipal Income Funds III Semi-Annual Report | 3.31.07

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3.31.07 | PIMCO Municipal Income Funds III Semi-Annual Report 41

PIMCO Municipal Income Fund III
Financial Highlights
For a share of common stock outstanding throughout each period:

	Six Months ended March 31, 2007 (unaudited)		Year Ended, September 30,			For the period October 31, 2002* through September 30, 2003
			2006	2005	2004
Net asset value, beginning of period	$14.90		$14.68	$14.36	$14.05	$14.33 **
Investment Operations:
Net investment income	0.59		1.12	1.14	1.18	0.78
Net realized and unrealized gain (loss) on investments, futures contracts and options written	0.18		0.26	0.36	0.22	(0.08)
Total from investment operations	0.77		1.38	1.50	1.40	0.70
Dividends on Preferred Shares from Net Investment Income:	(0.15)		(0.27)	(0.18)	(0.09)	(0.06)
Net increase in net assets applicable to common shareholders resulting from investment operations	0.62		1.11	1.32	1.31	0.64
Dividends to Common Shareholders from Net Investment Income:	(0.42)		(0.89)	(1.00)	(1.00)	(0.79)
Capital Share Transactions:
Common stock offering costs charged to paid-in capital in excess of par	—		—	—	—	(0.03)
Preferred shares offering costs/underwriting discounts charged to paid-in capital in excess of par	—		—	—	—	(0.10)
Total capital share transactions	—		—	—	—	(0.13)
Net asset value, end of period	$15.10		$14.90	$14.68	$14.36	$14.05
Market price, end of period	$16.16		$15.70	$15.49	$14.30	$14.20
Total Investment Return (1)	5.80%		7.69%	15.95%	8.10%	0.05%
RATIOS/SUPPLEMENTAL DATA:
Net assets applicable to common shareholders, end of period (000)	$474,387		$466,511	$457,487	$445,679	$435,169
Ratio of expenses to average net assets, including interest expense (2)(3)(4)(5)	2.36	%#	2.71%	1.97%	1.54%	1.10%#
Ratio of expenses to average net assets, excluding interest expense (2)(3)(5)	1.01	% #	1.06%	1.03%	1.05%	0.99%#
Ratio of net investment income to average net assets (2)(5)	7.88	%#	7.71%	7.74%	8.25%	6.05%#
Preferred shares asset coverage per share	$68,908		$68,179	$67,352	$66,261	$65,284
Portfolio turnover	2%		15%	3%	13%	18%

42 PIMCO Municipal Income Funds III Semi-Annual Report | 3.31.07 | See accompanying Notes to Financial Statements

PIMCO Municipal Income Fund III
Financial Highlights
For a share of common stock outstanding throughout each period:

*	Commencement of operations.

**	Initial public offering price of $15.00 per share less underwriting discount of $0.675 per share.

#	Annualized.

(1)	Total investment return is calculated assuming a purchase of a share of common stock at the current market price on the first day of each period and a sale of a share of common stock at the current market price on the last day of each period reported. Dividends and distributions are assumed, for purposes of this calculation, to be reinvested at prices obtained under the Fund’s dividend reinvestment plan. Total investment return does not reflect brokerage commissions or sales charges. Total investment return for a period of less than one year is not annualized.

(2)	Calculated on the basis of income and expenses applicable to both common and preferred shares relative to the average net assets of common shareholders.

(3)	Inclusive of expenses offset by custody credits earned on cash balances at the custodian bank. (See note 1(i) in Notes to Financial Statements).

(4)	Interest expense relates to the liability for floating rate notes issued in connection with inverse floater transactions.

(5)	During the periods indicated above, the Investment Manager waived a portion of its investment management fee. The effect of such waivers relative to the average net assets of common shareholders was 0.24% (annualized), 0.24%, 0.24%, 0.24% and 0.23% (annualized) for the six months ended March 31, 2007, and the years ended September 30, 2006, September 30, 2005, September 30, 2004 and for the period October 31, 2002 (commencement of operations) through September 30, 2003.

See accompanying Notes to Financial Statements | 3.31.07 | PIMCO Municipal Income Funds III Semi-Annual Report 43

PIMCO California Municipal Income Fund III
Financial Highlights
For a share of common stock outstanding throughout each period:

	Six Months ended March 31, 2007 (unaudited)	Year Ended September 30,			For the period October 31, 2002* through September 30, 2003
		2006	2005	2004
Net asset value, beginning of period	$14.83	$14.80	$14.12	$13.43	$14.33 **
Investment Operations:
Net investment income	0.53	1.11	1.14	1.23	0.67
Net realized and unrealized gain (loss) on investments, futures contracts and options written	0.22	0.13	0.65	0.51	(0.62)
Total from investment operations	0.75	1.24	1.79	1.74	0.05
Dividends on Preferred Shares from Net Investment Income:	(0.14)	(0.25)	(0.15)	(0.09)	(0.06)
Net increase (decrease) in net assets applicable to common shareholders resulting from investment operations	0.61	0.99	1.64	1.65	(0.01)
Dividends to Common Shareholders from Net Investment Income:	(0.45)	(0.96)	(0.96)	(0.96)	(0.76)
Capital Share Transactions:
Common stock offering costs charged to paid-in capital in excess of par	—	—	—	—	(0.03)
Preferred shares offering costs/ underwriting discounts charged to paid-in capital in excess of par	—	—	—		(0.10)
Total capital share transactions	—	—	—	—	(0.13)
Net asset value, end of period	$14.99	$14.83	$14.80	$14.12	$13.43
Market price, end of period	$17.14	$16.94	$15.11	$13.74	$13.62
Total Investment Return (1)	4.08%	19.43%	17.48%	8.22%	(4.10)%
RATIOS/SUPPLEMENTAL DATA:
Net assets applicable to common shareholders, end of period (000)	$322,293	$318,236	$315,963	$300,860	$285,279
Ratio of expenses to average net assets, including interest expense (2)(3)(4)(5)	2.87%#	2.69%	1.94%	1.55%	1.14%#
Ratio of expenses to average net assets, excluding interest expense (2)(3)(5)	1.06%#	1.06%	1.05%	1.08%	1.01%#
Ratio of net investment income to average net assets (2)(5)	7.24%#	7.56%	7.82%	8.79%	5.30%#
Preferred shares asset coverage per share	$68,542	$67,993	$67,692	$65,650	$63,539
Portfolio turnover	1%	7%	5%	33%	58%

44 PIMCO Municipal Income Funds III Semi-Annual Report | 3.31.07 | See accompanying Notes to Financial Statements

PIMCO California Municipal Income Fund III
Financial Highlights
For a share of common stock outstanding throughout each period:

*	Commencement of operations.

**	Initial public offering price of $15.00 per share less underwriting discount of $0.675 per share.

#	Annualized.

(1)	Total investment return is calculated assuming a purchase of a share of common stock at the current market price on the first day of each period and a sale of a share of common stock at the current market price on the last day of each period reported. Dividends and distributions are assumed, for purposes of this calculation, to be reinvested at prices obtained under the Fund’s dividend reinvestment plan. Total investment return does not reflect brokerage commissions or sales charges. Total investment return for a period of less than one year is not annualized.

(2)	Calculated on the basis of income and expenses applicable to both common and preferred shares relative to the average net assets of common shareholders.

(3)	Inclusive of expenses offset by custody credits earned on cash balances at the custodian bank. (See note 1(i) in Notes to Financial Statements).

(4)	Interest expense relates to the liability for floating rate notes issued in connection with inverse floater transactions.

(5)	During the periods indicated above, the Investment Manager waived a portion of its investment management fee. The effect of such waivers relative to the average net assets of common shareholders was 0.24% (annualized), 0.24%, 0.24%, 0.24% and 0.23% (annualized) for the six months ended March 31, 2007, and the years ended September 30, 2006, September 30, 2005, September 30, 2004 and for the period October 31, 2002 (commencement of operations) through September 30, 2003.

See accompanying Notes to Financial Statements | 3.31.07 | PIMCO Municipal Income Funds III Semi-Annual Report 45

PIMCO New York Municipal Income Fund III
Financial Highlights
For a share of common stock outstanding throughout each period:

	Six Months ended March 31, 2007 (unaudited)	Year Ended September 30,			For the period October 31, 2002* through September 30, 2003
		2006	2005	2004
Net asset value, beginning of period	$15.09	$15.03	$14.41	$14.14	$14.33	**
Investment Operations:
Net investment income	0.52	1.07	1.13	1.19	0.70
Net realized and unrealized gain on investments, futures contracts and options written	0.15	0.13	0.61	0.12	0.08
Total from investment operations	0.67	1.20	1.74	1.31	0.78
Dividends on Preferred Shares from Net Investment Income:	(0.14)	(0.26)	(0.16)	(0.08)	(0.06)
Net increase in net assets applicable to common shareholders resulting from investment operations	0.53	0.94	1.58	1.23	0.72
Dividends to Common Shareholders from Net Investment Income:	(0.41)	(0.88)	(0.96)	(0.96)	(0.76)
Capital Share Transactions:
Common stock offering costs charged to paid-in capital in excess of par	—	—	—	—	(0.03)
Preferred shares offering costs/underwriting discounts charged to paid-in capital in excess of par	—	—	—	—	(0.12)
Total capital share transactions	—	—	—	—	(0.15)
Net asset value, end of period	$15.21	$15.09	$15.03	$14.41	$14.14
Market price, end of period	$16.12	$16.45	$16.04	$14.30	$13.68
Total Investment Return (1)	0.63%	8.73%	19.65%	11.93%	(3.77)%
RATIOS/SUPPLEMENTAL DATA:
Net assets applicable to common shareholders, end of period (000)	$83,722	$82,836	$82,043	$78,465	$76,975
Ratio of expenses to average net assets, including interest expense (2)(3)(4)(5)	3.15%#	2.89%	2.36%	1.73%	1.26	%#
Ratio of expenses to average net assets, excluding interest expense (2)(3)(5)	1.27%#	1.16%	1.24%	1.19%	1.14	% #
Ratio of net investment income to average net assets (2)(5)	6.84%#	7.23%	7.54%	8.23%	4.99	%#
Preferred shares asset coverage per share	$69,514	$69,042	$68,627	$66,732	$65,942
Portfolio turnover	6%	8%	4%	12%	111%

46 PIMCO Municipal Income Funds III Semi-Annual Report | 3.31.07 | See accompanying Notes to Financial Statements

PIMCO New York Municipal Income Fund III
Financial Highlights
For a share of common stock outstanding throughout each period:

*	Commencement of operations.

**	Initial public offering price of $15.00 per share less underwriting discount of $0.675 per share.

#	Annualized.

(1)	Total investment return is calculated assuming a purchase of a share of common stock at the current market price on the first day of each period and a sale of a share of common stock at the current market price on the last day of each period reported. Dividends and distributions are assumed, for purposes of this calculation, to be reinvested at prices obtained under the Fund’s dividend reinvestment plan. Total investment return does not reflect brokerage commissions or sales charges. Total investment return for a period of less than one year is not annualized.

(2)	Calculated on the basis of income and expenses applicable to both common and preferred shares relative to the average net assets of common shareholders.

(3)	Inclusive of expenses offset by custody credits earned on cash balances at the custodian bank. (See note 1(i) in Notes to Financial Statements).

(4)	Interest expense relates to the liability for floating rate notes issued in connection with inverse floater transactions.

(5)	During the periods indicated above, the Investment Manager waived a portion of its investment management fee. The effect of such waivers relative to the average net assets of common shareholders was 0.24% (annualized), 0.24%, 0.24%, 0.24% and 0.23% (annualized) for the six months ended March 31, 2007, and the years ended September 30, 2006, September 30, 2005, September 30, 2004 and for the period October 31, 2002 (commencement of operations) through September 30, 2003.

See accompanying Notes to Financial Statements | 3.31.07 | PIMCO Municipal Income Funds III Semi-Annual Report 47

PIMCO Municipal Income Funds III
Annual Shareholder Meetings Results/
Corporate Changes (unaudited)

Annual Shareholder Meetings Results:

The Funds held their annual meetings of shareholders on December 20, 2006. Common/Preferred shareholders of each fund voted to re-elect Robert E. Connor and Hans W. Kertess* and elect William B. Ogden IV* as Class I Trustees.

The resulting vote count is indicated below:

	Affirmative	Withheld Authority
Municipal III:
Re-Election of Hans W. Kertess	27,421,378	330,163
Election of William B. Ogden IV	27,421,656	329,885
Re-Election of Robert E. Connor	9,170	32
California Municipal III:
Re-Election of Hans W. Kertess	18,004,040	155,851
Election of William B. Ogden IV	18,004,649	155,242
Re-Election of Robert E. Connor	6,050	11
New York Municipal III:
Re-Election of Hans W. Kertess	4,683,009	45,718
Election of William B. Ogden IV	4,689,898	38,829
Re-Election of Robert E. Connor	1,732	2
Messrs. Paul Belica, Jack J. Dalessandro*, John C. Maney and R. Peter Sullivan III continue to serve as Trustees of the Funds.

* Preferred Shares Trustee

Corporate Changes:

On December 12, 2006, the Fund’s Board of Trustees appointed John C. Maney, as Class III (interested) Trustee, and appointed Hans W. Kertess as Chairman of the Board of Trustees, effective January 1, 2007.

48 PIMCO Municipal Income Funds III Semi-Annual Report | 3.31.07

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3.31.07 | PIMCO Municipal Income Funds III Semi-Annual Report 49

Trustees and Principal Officers

Hans W. Kertess	Lawrence G. Altadonna
Trustee, Chairman of the Board of Trustees	Treasurer, Principal Financial & Accounting Officer
Paul Belica	Thomas J. Fuccillo
Trustee	Vice President, Secretary & Chief Legal Officer
Robert E. Connor	Scott Whisten
Trustee	Assistant Treasurer
John J. Dalessandro II	Youse E. Guia
Trustee	Chief Compliance Officer
John C. Maney	Kathleen A. Chapman
Trustee	Assistant Secretary
William B. Ogden, IV	William V. Healy
Trustee	Assistant Secretary
R. Peter Sullivan III	Richard H. Kirk
Trustee	Assistant Secretary
Brian S. Shlissel	Lagan Srivastava
President & Chief Executive Officer	Assistant Secretary

Investment Manager

Allianz Global Investors Fund Management LLC
1345 Avenue of the Americas
New York, NY 10105

Sub-Adviser

Pacific Investment Management Company LLC
840 Newport Center Drive
Newport Beach, CA 92660

Custodian & Accounting Agent

State Street Bank & Trust Co.
225 Franklin Street
Boston, MA 02110

Transfer Agent, Dividend Paying Agent and Registrar

PFPC Inc.
P.O. Box 43027
Providence, RI 02940-3027

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP
300 Madison Avenue
New York, NY 10017

Legal Counsel

Ropes & Gray LLP
One International Place
Boston, MA 02210-2624

This report, including the financial information herein, is transmitted to the shareholders of PIMCO Municipal Income Fund III, PIMCO California Municipal Income Fund III and PIMCO New York Municipal Income Fund III for their information. It is not a prospectus, circular or representation intended for use in the purchase of shares of the Funds or any securities mentioned in this report.

The financial information included herein is taken from the records of the Funds without examination by an independent registered accounting firm, who did not express an opinion hereon.

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, that from time to time the Fund may purchase shares of its common stock in the open market.

The Funds file their complete schedules of portfolio holdings with the Securities and Exchange Commission (‘‘SEC’’) for the first and third quarter of its fiscal year on Form N-Q. The Funds’ Form N-Qs are available on the SEC’s website at www.sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. The information on Form N-Q is also available on the Fund’s website at www.allianzinvestors.com/closedendfunds.

On January 3, 2007, the Funds submitted a CEO annual certification to the New York Stock Exchange (‘‘NYSE’’) on which the Funds’ principal executive officer certified that he was not aware, as of that date, of any violation by the Fund of the NYSE’s Corporate Governance listing standards. In addition, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and related SEC rules each Fund’s principal executive and principal financial officer made quarterly certifications, included in filings with the SEC on Forms N-CSR and N-Q, relating to, among other things, the Funds’ disclosure controls and procedures and internal control over financial reporting, as applicable.

Information on the Funds is available at www.allianzinvestors.com/closedendfunds or by calling the Funds’ shareholder servicing agent at (800) 331-1710.

ITEM 2.  CODE OF ETHICS

         Not required in this filing.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT

         Not required in this filing.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES

         Not required in this filing.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANT

         Not required in this filing.

ITEM 6.  SCHEDULE OF INVESTMENTS

         Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this form.

ITEM 7.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
         MANAGEMENT INVESTMENT COMPANIES

         Not required in this filing.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

         Not effective at the time of this filing

ITEM 9.  PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT
         INVESTMENT COMPANY AND AFFILIATED COMPANIES.

                                                   TOTAL NUMBER
                                                   OF SHARES PURCHASED    MAXIMUM NUMBER OF
                      TOTAL NUMBER   AVERAGE       AS PART OF PUBLICLY    SHARES THAT MAY YET BE
                      OF SHARES      PRICE PAID    ANNOUNCED PLANS OR     PURCHASED UNDER THE PLANS
       PERIOD         PURCHASED      PER SHARE     PROGRAMS               OR PROGRAMS

October 2006            N/A            14.899         15,299                N/A
November 2006           N/A            15.09          15,481                N/A
December 2006           N/A            15.252         31,822                N/A
January 2007            N/A            N/A            N/A                   N/A
February 2007           N/A            15.05          16,496                N/A
March 2007              N/A            15.23          16,996                N/A

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

     There have been no material changes to the procedures by which shareholders may recommend nominees to the Fund's Board of Trustees since the Fund last provided disclosure in response to this item.

ITEM 11. CONTROLS AND PROCEDURES

(a) The Registrant's President and Chief Executive Officer and Principal
Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of
1940, as amended are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) In January 2007, during the Registrants second fiscal quarter covered by this report, the principal executive and financial officers became aware of matters relating to the Registrant's purchase of certain inverse floating rate obligations that required enhancements to certain controls. The Registrant's management determined that controls relating to the review and analysis of the relevant contractual terms and conditions of transfers of securities in connection with the purchase of certain inverse floating rate obligations were not effective in identifying whether these transfers qualified for sale accounting under the provisions of Statement of Financial Accounting Standards
No. 140 ("SFAS 140"). The Registrant's management has taken such further actions as are necessary to revise its controls and procedures in order to increase the effectiveness of these controls and procedures in identifying such transactions that require accounting treatment under SFAS 140.

ITEM 12. EXHIBITS

(a)  (1) Exhibit 99.302 CERT - Certification pursuant to Section 302 of the
         Sarbanes-Oxley Act of 2002

(b)      Exhibit 99.906 Cert. - Certification pursuant to Section 906 of the
         Sarbanes-Oxley Act of 2002

Signature

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PIMCO Municipal Income Fund III

By /s/ Brian S. Shlissel
------------------------
Brian S. Shlissel, President & Chief Executive Officer

Date: June 6, 2007

By /s/ Lawrence G. Altadonna
----------------------------
Lawrence G. Altadonna, Treasurer, Principal Financial & Accounting Officer

Date: June 6, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Brian S. Shlissel
------------------------
Brian S. Shlissel, President & Chief Executive Officer

Date: June 6, 2007

By /s/ Lawrence G. Altadonna
----------------------------
Lawrence G. Altadonna, Treasurer, Principal Financial & Accounting Officer

Date: June 6, 2007